SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-42890)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 43	[X]
and
REGISTRATION STATEMENT (No. 811-06397)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43	[X]

Fidelity California Municipal Trust II
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on April 29, 2014 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

Fidelity® California AMT Tax-Free Money Market Fund

Class/Ticker

Institutional/FSBXX

Prospectus

April 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® California AMT Tax-Free Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Converting Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® California AMT Tax-Free Money Market Fund/Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement A	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011	2012	2013
	1.96%	0.25%	0.11%	0.05%	0.01%	0.01%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.62%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March31,2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Institutional Class	0.01%	0.09%	0.72%

A From April 18, 2007.

Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com or www.advisor.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal securities whose interest is exempt from federal and California personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. Because the fund concentrates its investments in California, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Prospectus

Geographic Concentration. California has experienced financial difficulties due to recent economic conditions. A default or downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities. Over time, these issues may impair the state's ability to repay its obligations and could negatively impact the market value of securities held by the fund.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal or California personal income tax.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from California personal income tax.

Valuing Shares

The fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

Prospectus

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

A fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

Prospectus

Shareholder Information - continued

The Adviser anticipates that shares of the fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Buying Shares

The price to buy one share is its NAV. Institutional Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Prospectus

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Converting Shares

You may convert Fidelity California AMT Tax-Free Money Market Fund shares, a class of shares of the fund that is not offered through this prospectus, to Institutional Class shares at any time, provided that you meet the eligibility requirements for Institutional Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Institutional Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Class shares are available and to learn about other rules that may apply.

The fund may conduct periodic reviews of account balances and may convert your Fidelity California AMT Tax-Free Money Market Fund shares to Institutional Class shares if you meet the eligibility requirements for Institutional Class. Automatic conversions between Fidelity California AMT Tax-Free Money Market Fund shares and Institutional Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

If you no longer meet the minimum balance requirements for Institutional Class, for any reason, the fund may convert your Institutional Class shares to Fidelity California AMT Tax-Free Money Market Fund shares. Investors will be notified in writing before any such conversion to Fidelity California AMT Tax-Free Money Market Fund shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Prospectus

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging Institutional Class shares for any class of a Fidelity money market fund or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.fidelity.com or www.advisor.fidelity.com, or contact your investment professional for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000,000 worth of shares for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

You may request to have dividends redeemed from an account closed during the month paid when the account is closed. A fund reserves the right to limit this service.

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax.

A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, certain of the fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while the fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with certain exceptions.

The fund's annual management fee rate is 0.20% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended February 28, 2014.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the statement of additional information (SAI).

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class.

Prospectus

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.002
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.002
Distributions from net investment income	- E	- E	- E	(.001)	(.002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.03%	.12%	.19%
Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.12%	.19%	.18%	.20%	.24%
Expenses net of all reductions	.12%	.19%	.18%	.20%	.24%
Net investment income (loss)	.01%	.01%	.03%	.12%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 514	$ 679	$ 816	$ 1,065	$ 1,291

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.fidelity.com or www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06397

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.844282.109 CAM-PRO-0414

Fidelity® California AMT Tax-Free Money Market Fund

Class/Ticker

Service/FSSXX

Prospectus

April 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® California AMT Tax-Free Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® California AMT Tax-Free Money Market Fund/Service

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement A	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011	2012	2013
	1.70%	0.07%	0.01%	0.01%	0.01%	0.01%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.56%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Service Class	0.01%	0.02%	0.61%

A From April 18, 2007.

Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment

professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Prospectus

Initial Purchase Minimum	$1,000,000

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal securities whose interest is exempt from federal and California personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Principal Investment Risks

Many factors affect the fund's performance. Because the fund concentrates its investments in California, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Prospectus

Fund Basics - continued

Geographic Concentration. California has experienced financial difficulties due to recent economic conditions. A default or downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities. Over time, these issues may impair the state's ability to repay its obligations and could negatively impact the market value of securities held by the fund.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal or California personal income tax.

Prospectus

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from California personal income tax.

Valuing Shares

The fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

A fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

Prospectus

The Adviser anticipates that shares of the fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Buying Shares

The price to buy one share is its NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

Prospectus

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Service Class shareholder, you have the privilege of exchanging Service Class shares for any class of a Fidelity money market fund or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

Prospectus

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000,000 worth of shares for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

You may request to have dividends redeemed from an account closed during the month paid when the account is closed. A fund reserves the right to limit this service.

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax.

A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, certain of the fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while the fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Service Class shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with certain exceptions.

The fund's annual management fee rate is 0.20% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended February 28, 2014.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Service Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Distribution and/or service (12b-1) fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the statement of additional information (SAI).

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Service Class currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

Any fees paid out of the class's assets on an ongoing basis pursuant to the Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2014	2013	2012 E	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) F	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations F	-	-	-	-	-
Income from Investment Operations
Distributions from net investment income F	-	-	-	-	-

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.05%
Ratios to Average Net Assets B, D
Expenses before reductions	.50%	.49% C	.50%	.50%	.54%
Expenses net of fee waivers, if any	.13%	.19%	.22%	.31%	.43%
Expenses net of all reductions	.13%	.19%	.22%	.31%	.43%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140	$ 295	$ 380	$ 6,536	$ 668

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Ratio for small asset class differs from contractual rates due to the timing of significant shareholder transactions.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

E For the year ended February 29.

F Amount represents less than $.001 per share.


Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06397

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.844289.109 CAMS-PRO-0414

Fidelity® California AMT Tax-Free Money Market Fund

Institutional Class (FSBXX) and Service Class (FSSXX)

A Fund of Fidelity California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 29, 2014, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.fidelity.com or www.advisor.fidelity.com.

CAM-CAMS-PTB-0414
1.844296.108

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

For purposes of the fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to the fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Fidelity® California AMT Tax-Free Money Market Fund may make additional investments while borrowings are outstanding.

Cash Management. A fund may hold uninvested cash. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of an intermediary with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

Investments by Large Shareholders. A fund may experience large redemptions or investments due to transactions in fund shares by large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when investors own a substantial portion of a fund's shares, a large redemption could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share (NAV).

Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies.

Fidelity® California AMT Tax-Free Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, Fidelity California AMT Tax-Free Money Market Fund reserves the right to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

SPECIAL GEOGRAPHIC CONSIDERATIONS

California. The fund's performance is directly tied to the ability of issuers of California (as used in this section, the "State") to continue to make principal and interest payments on their securities, which in turn depends on economic and other conditions within the State. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the State and is based on information in publicly available documents. This information has not been independently verified. Municipal issuers may not be subject to the same disclosure requirements as other bond issuers. Any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State or its issuers since the date of its preparation. Any such change(s) may adversely affect the State's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected State financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of municipal securities issued by the State, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, "California Municipal Securities") may be negatively affected in the event that an issuer of California Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of California Municipal Securities could affect the market values, marketability, and liquidity of many or all California Municipal Securities.

In addition, economic and other conditions within the State may affect the credit risk of the State's localities, and their political subdivisions, instrumentalities, or authorities to the extent that such issuers are reliant upon appropriations from the State. California continues to face fiscal and economic stress that could negatively affect the value of investments in California Municipal Securities. The difficulties encountered by insurers of municipal securities in the wake of the last financial crisis and other credit and overall market events may also impact California Municipal Securities negatively. Furthermore, recent federal actions, such as the expiration of the federal payroll tax holiday and increases in taxes on certain high-income individuals, may have an adverse impact on the State's financial condition. Although the full effects of these events remain uncertain, any deterioration in the State's financial condition may have a negative effect on the value, marketability, and liquidity of California Municipal Securities, and therefore the performance of a fund that holds those securities.

Overview of State Economy. California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy; and as a result, events which negatively affect such industries may have a similar impact on the State and national economies.

Current Economic Conditions. California, like the rest of the nation, has experienced an uneven economic recovery from the severe economic downturn that began in late 2007. As a result of continuing weakness in the State economy, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. Exacerbating this problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a "structural" budget deficit. This structural deficit was due in part to overreliance on temporary remedies, including one-time revenues, internal borrowing, payment deferrals, accounting shifts, and expenditure reduction proposals that did not materialize. However, the prospects for the California economy are improving. Such improvement has been facilitated by a recovering economy, increased revenues from the temporary tax revenues generated by Proposition 30, and a recent emphasis on debt repayment.

 Despite recent improvements to the State's finances, there nonetheless remain a number of major risks and pressures that threaten the State's new-found fiscal stability, including the overhang of billions of dollars in debt accumulated in prior years and the unfunded liabilities associated with the teachers' retirement system and State retiree health benefits. Furthermore, the employment recovery from the recent recession has been weak. As of December 2013, the State's unemployment rate was 8.3%, compared to 6.7% for the nation as a whole. Furthermore, the expenditure reductions and extraordinary pressures on the State budget in recent years have resulted in continuing fiscal pressures on local governments throughout the State.

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There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

There can be no assurances that California will not continue to face fiscal stress, that such circumstances will not become more difficult, or that other impacts of the current economic situation and the lingering effects from the most recent recession will not further materially adversely impact California's financial condition.

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General Risks. Many complex political, social, and economic factors influence the State's economy and finances. Such factors may affect the State's budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State's fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Constitutional Limitations on Taxes, Other Charges and Appropriations. Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of the full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the United States Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax" (i.e., a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Proposition 26, approved by State voters on November 2, 2010, amended Article XIIIC by adding an expansive definition of "taxes" to include many regulatory fees currently imposed by the State and its municipalities. Taxes for general governmental purposes require a majority vote, and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions which make it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. Article XIIID contains notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees, and charges. Consequently, local voters could, by future initiative repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are: (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in State per capita personal income and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

"Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may by voter approval exceed their spending limits for up to four years.

The State's Department of Finance estimates the State was approximately $12.7 billion and $18.0 billion below the appropriations limit in fiscal years 2012-13 and 2013-14, respectively.

Proposition 98 changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-14 education a minimum level of funding (Proposition 98 guarantee). Proposition 98 (as modified by Proposition 111) guarantees K-14 education the greater of: (a) in general, a fixed percentage of General Fund revenues (Test 1), (b) the amount appropriated to K-14 education in the prior year, adjusted for changes in State per capita personal income and enrollment (Test 2), or (c) a third test, which replaces Test 2 in any year that the percentage growth in per capita General Fund revenues from the prior year plus 0.5% is less than the percentage growth in State per capita personal income (Test 3).

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, the impossibility of predicting future appropriations or changes in population and State per capita personal income, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State. The State Treasurer (Treasurer) is responsible for the sale of most debt obligations of the State and its various authorities and agencies.

General Obligation Bonds. General obligation bonds are typically authorized for infrastructure and other capital improvements at the State and local level. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education.

As of September 1, 2013, the State had outstanding approximately $79.4 billion aggregate principal amount of long-term general obligation bonds, of which approximately $74.0 billion were payable primarily from the General Fund, and approximately $5.4 billion were "self-liquidating" bonds payable first from other special revenue funds. As of September 1, 2013, there were unused voter authorizations for the future issuance of approximately $31.0 billion of long-term general obligation bonds, some of which may be first issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable first from other revenue sources. As part of the 2012 Budget Act, the Legislature cancelled approximately $32.7 million of unused bond authorizations in eight bond acts.

A ballot measure is scheduled to be submitted to the voters at the statewide election in November 2014 (rescheduled from 2012) to approve the issuance of approximately $11.1 billion in general obligation bonds for a wide variety of purposes relating to improvement of California's water supply systems, drought relief, and groundwater protection. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by a two-thirds vote of the Legislature or placed on the ballot through the initiative process.

General Fund Debt Ratio. Since 2006, a significant amount of new general obligation bonds, lease revenue bonds and Proposition 1A bonds have been authorized by voters and the Legislature. These authorizations led to a substantial increase in the amount of General Fund-supported debt outstanding, from approximately $44.9 billion as of July 1, 2006 to approximately $86.3 billion as of September 1, 2013, while still leaving current authorized and unissued bonds of approximately $36.0 billion.

In calendar years 2009 and 2010, over $35.0 billion of new money general obligation bonds, lease revenue bonds and Proposition 1A bonds were sold. Following the record bond issuance levels in these years, bond issuances for new money general obligation bonds has substantially decreased as State departments work to manage their existing bond cash balances. In calendar years 2011 and 2012, $8.0 billion of new money general obligation and lease revenue bonds were sold. In addition, $5.8 billion of refunding general obligation and lease revenue bonds were sold. From January 1, 2013 through September 1, 2013, approximately $3.1 billion of new money general obligation and lease revenue bonds were sold and approximately $3.9 billion of refunding general obligation and lease revenue bonds were sold. Based on estimates from the State Department of Finance, approximately $5.0 billion of new money general obligation bonds and approximately $2.3 billion of lease revenue bonds will be issued in fiscal year 2013-14. The State also expects to issue refunding bonds as market conditions warrant.

With the continued issuance and sale of authorized but unissued bonds to occur in the future, the ratio of debt service on general obligation, lease revenue, and Proposition 1A bonds supported by the General Fund to annual General Fund revenues and transfers (General Fund Debt Ratio) can be expected to increase in future years. Based on the revenue estimates contained in the 2013 Budget Act and bond issuance estimates discussed above, the General Fund Debt Ratio is estimated to equal approximately 7.7% in fiscal year 2013-14.

Any deterioration of the State's fiscal situation could increase the risk of investing in California municipal securities, including the risk of issuer default, downgrade and bankruptcy, and could also heighten the risk that the prices of California municipal securities held by the fund will experience greater volatility. Local and national market forces, such as declines in real estate prices and general business activity, may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain municipal issuers to repay their obligations. Any perceived increased likelihood of default among municipal issuers may result in constrained liquidity, increased price volatility, and credit downgrades of municipal issuers, any of which could negatively impact the value of all or a substantial portion of the municipal securities held by the fund. In addition, in certain circumstances it may be difficult for investors to obtain reliable information on the obligations underlying municipal securities.

Non-Recourse Obligations. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. These revenue bonds represent obligations payable from State revenue-producing enterprises and projects, and conduit obligations payable from revenues paid by private users or local governments of facilities financed by the revenue bonds. In each case, such revenue bonds are not payable from the General Fund. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities, and pollution control facilities. State agencies and authorities had approximately $55.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2013. None of these revenue bonds is backed by the State's faith and credit or taxing power.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs including each fiscal year from 2004-05 to 2013-14. By law, revenue anticipation notes (RANs) must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (RAWs), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. "Priority Payments" consist of: (i) the setting apart of State revenues in support of the public school system and public institutions of higher education; (ii) payment of the principal of and interest on general obligation bonds and general obligation commercial paper notes of the State as and when due; (iii) reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom; and (iv) payment of state employees' wages and benefits, State payments to pension and other state employee benefit trust funds, state Medi-Cal claims, lease payments to support lease revenue bonds, and any amounts determined by a court of competent jurisdiction to be required by federal law or the State Constitution to be paid with state warrants that can be cashed immediately. In August 2013, the State issued $5.5 billion of RANs.

Obligations of Other Issuers. Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the Legislature enacted measures to provide for the redistribution of the General Fund's surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. The enactment of Proposition 1A in November 2004 substantially changed the ability of the State to use local government taxing sources to aid the State budget. See "State-Local Fiscal Relations" below.

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To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level (or the rate of growth) of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The most recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets. Counties are also subject to financial penalties for failure to meet such targets. In addition, counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs.

Many local governments are also facing substantial increases in pension liabilities and health care costs for retirees, as a result of generous retirements benefits granted to employees during recent economic boom times.

Assessment Bonds. California assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the General Fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the U.S. Bankruptcy Code. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

 2013-14 Budget. On June 27, 2013, California Governor Edmund G. Brown, Jr. signed the State's budget for fiscal year 2013-14. The 2013 Budget Act projected to end fiscal year 2013-14 with a $1.1 billion reserve. General Fund revenues and transfers for fiscal year 2013-14 were projected at $97.1 billion, a decrease of $1.1 billion compared with fiscal year 2012-13. General Fund expenditures for fiscal year 2013-14 were projected at $96.3 billion, an increase of $0.6 billion compared to the prior year. For the first time in several years, corrective measures were not necessary to avoid a year-end deficit in the fiscal year just ended.

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The 2013 Budget Act contained major new proposals for schools and community colleges and continued the implementation of the federal Patient Protection and Affordable Care Act (ACA). In addition, the budget contained General Fund spending increases for the public university systems and revised previously projected savings associated with the dissolution of redevelopment agencies and cap-and-trade auction revenues.

The 2013 Budget Act proposed to create a $1.1 billion reserve principally by: (i) suspending four newly identified State mandates ($111 million); (ii) continuing the use of miscellaneous State highway account revenues to pay for transportation bond debt service ($67 million); (iii) extending the hospital quality assurance fee ($310 million); (iv) extending the gross premiums tax on Medi-Cal managed care plans ($166 million); and (v) applying sales tax on Medi-Cal managed care plans ($305 million).

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On September 12, 2013, the Governor signed Senate Bill 105, appropriating an additional $315 million during fiscal year 2013-14 to the State's Department of Corrections and Rehabilitation in response to a court-ordered requirement to further reduce the prison population.

2014-15 Proposed Governor's Budget. The 2014-15 Governor's Budget, released on January 10, 2014, revises various revenue and expenditure estimates for fiscal year 2013-14. The 2014-15 Governor's Budget projects that the State will end fiscal year 2013-14 with a reserve of approximately $3.0 billion, compared to a $1.1 billion reserve estimated at the time of the 2013 Budget Act, an increase of $1.9 billion. The 2014-15 Governor's Budget projects General Fund revenues and transfers for fiscal year 2014-15 of $106.1 billion, an increase of approximately $6.0 billion or 5.9% compared with revised estimates for fiscal year 2013-14. General Fund expenditures for fiscal year 2014-15 are projected at $106.8 billion, an increase of approximately $8.3 billion or 8.5% compared with revised estimates for fiscal year 2013-14.

The 2014-15 Governor's Budget proposes approximately $150.8 billion in General Fund and special fund expenditures, an increase of 8% from fiscal year 2013-14. The budget package estimates that the General Fund will end the 2014-15 fiscal year with an approximate $2.3 billion reserve. The 2014-15 Governor's Budget focuses primarily on increasing expenditures to the State's education systems. The Governor requests approximately $45.3 billion to fund K-12 education programs, which is an increase of 9.5% from fiscal year 2013-14 budgeted expenditures. Similarly, the Governor requests approximately $12.4 billion to help fund the State's higher education systems, which is an increase of 10.8% from the budgeted totals in fiscal year 2013-14.

For the first time since fiscal year 2007-08, the Governor's budget reflects an intent to transfer funds to the State's Budget Stabilization Account (BSA). Specifically, the proposed budget plan shifts approximately $3.2 billion of General Fund revenues to the account. Half of these funds must go to accelerate repayment of the State's Economic Recovery Bonds (ERBs).

In addition, the 2014-15 Governor's Budget proposes a measure for the November 2014 election ballot that would base the required deposits into the BSA on projections of capital gains-related personal income tax - the State's principal source of revenue volatility. The proposal would also create a Proposition 98 reserve to attempt to reduce volatility within the Proposition 98 budget.

Under the 2014-15 Governor's Budget, health and human services programs would receive approximately $27.8 billion in fiscal year 2014-15, an increase of 1.6% from fiscal year 2013-14, while the State's corrections and rehabilitation programs would receive approximately $9.6 billion, an increase of 2.1% from previously budgeted totals. The proposed budget also includes a plan for allocating $850 million in cap-and-trade auction revenues to offset programs traditionally supported by the General Fund, including $250 million for the State's high-speed rail project. The 2014-15 Governor's Budget includes major proposals related to infrastructure, including $815 million for deferred maintenance projects, and to water challenges facing the State, including $618 million for addressing State water supplies, water quality, and high flood risks.

As required by State law, the Governor will update the 2014-15 Governor's Budget by May 14, 2014. This updated budget (May Revision) will be the basis for the final negotiations between the Governor and the Legislature to reach agreement on the fiscal year 2014-15 budget.

LAO Report. On January 13, 2014, the Legislative Analyst's Office (LAO) released its analysis of the 2014-15 Governor's Budget (LAO Report). In reaching its conclusions, the LAO performs an independent assessment of the outlook for California's economy, demographics, revenues, and expenditures.

The LAO Report notes that California has made substantial progress in recent years in addressing its prior, persistent state budgetary problems. The LAO states that this progress has been facilitated by a recovering economy, a stock market that has been soaring recently, increased revenues from the temporary taxes of Proposition 30, and the Legislature's recent decisions to make few new ongoing spending commitments outside of Proposition 98.

The LAO Report commends the Governor's proposal to take additional steps to address the State's outstanding debt and notes that the proposed transfer to the BSA would place the State on a stronger fiscal footing than in years past. However, the LAO urges the Governor to continue setting aside funding for a "rainy day" and to address increasing unfunded liabilities in the State's teachers' retirement system.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the "Balanced Budget Amendment," which affects future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of up to $15 billion in ERBs, additionally secured by a 1/4 cent increment of the State's sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State. As voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit and payable from the General Fund in the event the dedicated sales tax revenue is insufficient to repay the bonds.

The Balanced Budget Amendment requires the Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves. After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The State's Governors have declared several such fiscal emergencies in 2008, 2009, 2010, and 2011 and called the Legislature into various special sessions to address the budget shortfalls.

The Amendment also created a "rainy day" reserve called the BSA in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year. The transfer begins at 1% of revenues, and increases annually to reach a level of 3%. The initial transfers of $944 million and $2.045 billion took place in September 2006 and September 2007. The transfers are expected to continue until the BSA reaches a balance of the greater of $8 billion or 5% of General Fund revenue. Moneys in the BSA may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year.

The Amendment requires that one half of the BSA deposits, up to an aggregate of $5 billion, shall be transferred to the Treasurer to provide for early redemption of the ERBs approved by Proposition 57. A total of approximately $1.5 billion was transferred to retire ERBs in fiscal year 2006-07 ($472 million) and 2007-08 ($1 billion). The Governor suspended the BSA transfers in each of fiscal years 2008-09 through 2013-14 due to the condition of the General Fund. There is currently no money in the BSA. However, included in the 2014-15 Governor's Budget is a one-time transfer of approximately $1.6 billion to the BSA. If enacted, this would be the first transfer to the account since 2007.

A final provision of the Amendment prohibits future long-term bond issuances for the purpose of funding budget deficits once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized. The entire authorized amount of ERBs was issued in three sales, in May and June 2004, and in February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds. The State issued refunding ERBs in 2009 to restructure the program in response to a drop in taxable sales caused by the most recent recession and in 2011 for debt service savings.

As of July 1, 2013, the State had retired approximately $8.9 billion of ERBs between fiscal years 2005-06 and 2012-13. The State accumulated approximately $451 million in excess special sales tax during the six-month period ending July 1, 2013. The State will use these moneys to retire additional ERBs during the next year. An initial redemption of $150 million of ERBs occurred in August 2013.

State-Local Fiscal Relations. In November 2004, voters approved Proposition 1A, which made significant changes to the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years, Proposition 1A prohibits the State from accessing local governments' property tax, sales tax and vehicle license fee revenues except under limited circumstances. Under Proposition 1A, the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be made twice in any ten-year period. In addition, the State cannot reduce the local sales tax rate or restrict authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State's options for dealing with budget shortfalls in the future.

The Amended 2009 Budget Act authorized the State to exercise its Proposition 1A borrowing authority to borrow approximately $1.9 billion. The enabling legislation also created a securitization mechanism for local governments to sell their right to receive the State's payment obligations to local government-operated joint powers agency (JPA). This JPA sold bonds in an aggregate amount of $1.9 billion in November 2009 to pay the local agencies their property tax allocations when they otherwise would receive them. Pursuant to Proposition 1A, the State repaid the local government borrowing in June 2013 from the General Fund.

Proposition 22, adopted on November 2, 2010, supersedes some parts of Proposition 1A, completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Furthermore, allocation of local transportation funds cannot be changed without an extensive process. The Proposition 1A borrowing done as part of the Amended 2009 Budget Act was not affected by Proposition 22.

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Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent financial statements and other public disclosures) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the fund's investments.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, defaulting, and filing for and entering into bankruptcy during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the fund's investments.

Any downgrade of a municipal securities insurer may negatively impact the price of insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year. Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. "Municipality" is defined broadly by the Bankruptcy Code as a "political subdivision or public agency or instrumentality of a state" and may include various issuers of securities in which the fund invests. The reorganization of a municipality's debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the fund's investments. As a result of continuing financial and economic difficulties, several California municipalities have recently filed for bankruptcy protection under Chapter 9 or have indicated that they may seek such bankruptcy protection in the future. Additional municipal bankruptcy filings may occur in the near future.

Bond Ratings. As of March 12, 2014, the State's general obligation bonds were rated A1, A and A by Moody's Investors Service (Moody's), Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. (S&P) and Fitch Inc. (Fitch), respectively. These ratings rank among the lowest of any of the 50 states.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. Lower credit ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. A downward revision or withdrawal of any such rating may have an adverse effect on the marketability and market prices of the bonds held by the fund, which could negatively impact the fund's performance.

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Other Considerations. Measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes or other revenue-raising measures or that would further limit or, alternatively, increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the fund, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such securities.

The Budget Control Act of 2011 (BCA) requires the federal government to reduce expenditures by over $2 trillion over the next ten years. Since the State currently receives a significant amount each year in federal funds, the BCA is expected to impact the level of State funds in the coming years.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

In addition, California is subject to periodic water shortages owing to drought conditions. In January 2014, the Governor proclaimed a state of emergency due to statewide drought conditions in California, which has been described as the worst drought on record for the State. In the proclamation, the Governor requested that State residents reduce water use by 20%.

Puerto Rico. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the Commonwealth of Puerto Rico (as used in this section, the "Commonwealth" or "Puerto Rico") and is based on information in publicly available documents. This information has not been independently verified and it should be noted that municipal issuers may not be subject to the same disclosure requirements as other bond issuers, and any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth or its issuers since the date of its preparation. Any such change(s) may adversely affect the Commonwealth's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected Commonwealth financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of municipal securities issued by the Commonwealth, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, "Puerto Rico Municipal Securities") may be negatively affected in the event that an issuer of Puerto Rico Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of Puerto Rico Municipal Securities could affect the market values, marketability and liquidity of many or all Puerto Rico Municipal Securities.

In addition, economic and other conditions within the Commonwealth may affect the credit risk of the Commonwealth's localities, and their political subdivisions, instrumentalities or authorities to the extent that such issuers are reliant upon appropriations from the Commonwealth. Puerto Rico continues to face severe fiscal and economic stress, including substantial budget deficits, which could negatively affect the value of investments in Puerto Rico Municipal Securities. The difficulties encountered by insurers of Puerto Rico Municipal Securities in the wake of the recent financial crisis and other credit and overall market events may also continue to impact Puerto Rico Municipal Securities negatively. Furthermore, recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, mandatory cuts to federal spending known as "sequestration," and continued political gridlock related to the federal government's budget and debt ceiling, may have a materially adverse impact on the Commonwealth's financial condition. Although the full effects of these events remain uncertain, any deterioration in the Commonwealth's financial condition may have a negative effect on the value, marketability and liquidity of Puerto Rico Municipal Securities.

There can be no assurances that the Commonwealth will not continue to face significant fiscal and economic stress or that the economic environment will not worsen, further adversely impacting the Commonwealth's financial condition and the ability of issuers of Puerto Rico Municipal Securities to satisfy the obligations on their outstanding debt.

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Relationship between Puerto Rico and the United States. Puerto Rico's constitutional status is that of a territory of the United States (U.S.), and pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 U.S. states. It differs from the states, however, in its relationship with the U.S. federal government. The people of Puerto Rico are citizens of the U.S. but do not vote in U.S. national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most U.S. federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No U.S. federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax.

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The Economy of Puerto Rico. The economy of Puerto Rico is closely linked to the U.S. economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the U.S. economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. The economy of Puerto Rico also depends, in part, on transfers from the federal government. In fiscal year 2012, aggregate personal income totaled $62.3 billion, including approximately $16.0 billion in transfer payments from the federal government. These federal transfer payments were made to individuals in Puerto Rico under various social programs including Medicaid, Social Security, Veteran's Benefits and U.S. Civil Service Retirement Benefits. The Commonwealth in the past has established policies and programs directed principally at developing the manufacturing and service sectors and expanding and modernizing the Commonwealth's infrastructure. Domestic and foreign investments have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the population.

Puerto Rico's economy experienced a considerable transformation during the second half of the twentieth century, from an agricultural-based economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

The Commonwealth's economy entered into a recession in the fourth quarter of fiscal year 2006. For fiscal years 2009, 2010, and 2011, the real GNP contracted by 3.8%, 3.6% and 1.6%, respectively. For fiscal year 2012, real GNP grew by 0.1%. As of April 2013, the Puerto Rico Planning Board (Planning Board) projected a decrease of 0.4% in the Commonwealth's real GNP for fiscal year 2013 and an increase of 0.2% in the Commonwealth's real GNP for fiscal year 2014.

According to the Puerto Rico Department of Labor, the recession had a significant impact on employment rates in the Commonwealth. From fiscal year 2000 to fiscal year 2013, total employment decreased at an average annual rate of 0.9%, from 1,150,291 to 1,029,019. A reduction in total employment began in the fourth quarter of fiscal year 2007 and has continued consistently through fiscal year 2013. This trend continued during the first two months of fiscal year 2014, as total employment fell at an average rate of 2.3% over the same period in the prior fiscal year. According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey ("Household Survey"), total employment fell by 1.1% in fiscal year 2012 and by 0.6% in fiscal year 2013. The unemployment rate for fiscal year 2012 and for fiscal year 2013 was 15.2% and 14.0%, respectively.

The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. Total employment in the manufacturing sector decreased by 39,800 from fiscal year 2005 to fiscal year 2013. For fiscal years 2009, 2010, 2011, 2012, and 2013, manufacturing employment decreased by 7.0%, 8.7%, 3.0%, 2.6% and 7.1%, respectively. For the first two months of fiscal year 2014, average employment in the sector decreased by 6,300 jobs, or 7.7%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn represents a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector's job shrinkage: the end of the phase-out of the tax benefits afforded by Section 936 of the U.S. Internal Revenue Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and, currently, the effects of the global economic decline. Puerto Rico's manufacturing sector continues to face increased international competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

Puerto Rico has experienced mixed results in the service sector. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitudes of those changes. During the period between fiscal years 2007 and 2012, the gross domestic product (GDP) in this sector, in nominal terms, increased at an average annual rate of 1.2%, while payroll employment in this sector decreased at an average annual rate of 0.4% during that period. In the Puerto Rico labor market, self-employment, which is not accounted for in the non-farm payroll employment survey, represents approximately 15.5% of total employment. According to the Household Survey, most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction. The service sector ranks second to manufacturing in its contribution to GDP. The service sector is also the sector with the greatest amount of employment. Service-sector employment decreased from 565,242 in fiscal year 2007 to 558,000 in fiscal year 2013 (representing 60.4% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2013 represents an increase of 0.8% compared to the prior fiscal year.

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General Risks. Many complex political, social, and economic factors influence the Commonwealth's economy and finances. Such factors may affect the Commonwealth's budget unpredictably from year to year. These factors include, but are not limited to: (i) developments with respect to the U.S. economy as a whole; (ii) developments with respect to the manufacturing and service sectors of the Commonwealth's economy; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; and (v) the impact of the Commonwealth's fiscal and economic policies.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the Commonwealth's fiscal and economic condition. Such factors could have an adverse impact on the Commonwealth's budget and could result in declines, possibly severe, in the value of Puerto Rico Municipal Securities. These factors may also increase future borrowing costs for issuers of Puerto Rico Municipal Securities and impair their ability to pay debt service on their outstanding obligations.

Fiscal Year 2011. The Planning Board's reports on the performance of the Puerto Rico economy for fiscal year 2011 indicate that real GNP decreased 1.6% (an increase of 2.0%) over fiscal year 2010. Nominal GNP was $65.6 billion in fiscal year 2011 ($48.3 billion in 2005 prices), compared to $64.3 billion in fiscal year 2010. Aggregate personal income increased from $60.0 billion in fiscal year 2010 to $61.6 billion in fiscal year 2011, and personal income per capita increased from $16,078 in fiscal year 2010 to $16,611 in fiscal year 2011.

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According to the Household Survey, total employment for fiscal year 2011 averaged 1,046,719, a decrease of 28,200, or 2.6%, from the previous fiscal year. The unemployment rate for fiscal year 2011 was 16.2%, a slight reduction from 16.3% for fiscal year 2010.

Among the variables that contributed to the decrease in GNP was the continuous contraction of the manufacturing sector and the significant increase in the price of oil, which increased by 18.9%.

Fiscal Year 2012. The Planning Board's preliminary reports on the performance of the Puerto Rico economy for fiscal year 2012 indicate that real GNP increased 0.1% (an increase of 5.9%) over fiscal year 2011. Nominal GNP was $69.5 billion in fiscal year 2012, compared to $65.6 billion in fiscal year 2011. Aggregate personal income increased from $61.6 billion in fiscal year 2011 to $62.3 billion in fiscal year 2012, and personal income per capita increased from $16,611 in fiscal year 2011 to $16,934 in fiscal year 2012.

According to the Household Survey, total employment for fiscal year 2012 averaged 1,035,465, a decrease of 1.1% compared to the previous fiscal year. The unemployment rate for fiscal year 2012 was 15.2%, down from 16.2% in fiscal year 2011.

Forecast for Fiscal Years 2013 and 2014. In April 2013, the Planning Board released its revised GNP forecast for fiscal year 2013 and fiscal year 2014. The Planning Board revised its GNP forecast for fiscal year 2013 from a projected growth of 1.1% to a decline of 0.4%. The Planning Board's revised forecast for fiscal year 2013 took into account the estimated effects on the Puerto Rico economy of the United States budget sequestration, the end of federal funds from the American Recovery and Reinvestment Act of 2009, the impact of the initial phase of tax reform, the recent initiatives to promote private employment creation, and the end of the Commonwealth's stimulus plan. The revised forecast also considered the effect on the Puerto Rico economy of general and global economic conditions, the U.S. economy, the volatility of oil prices, interest rates, and the behavior of local exports, including expenditures by visitors. The Planning Board's forecast projects an increase in GNP of 0.2% in fiscal year 2014. The Planning Board's forecast for fiscal year 2014 took into account the estimated effect of the projected growth of the U.S. economy, tourism activity, personal consumption expenditures, federal transfers to individuals and the acceleration of investment in construction.

Recent Reforms. In February 2013, the Commonwealth amended Act 154-2012 (Act 154), which imposes an excise tax on the acquisition of certain manufacturing products produced and services rendered in Puerto Rico. The amendment extended the effective period of the excise tax until December 31, 2017 and reset the excise tax rate to a fixed 4% commencing on July 1, 2013. It is projected that for fiscal year 2014, revenues from Act 154 will amount to $1.956 billion and constitute approximately 20.5% of the total revenues of the General Fund.

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In June 2013, the Commonwealth adopted significant reforms to its tax laws to broaden the tax base and increase its revenues. These changes included an increase in certain income taxes and a limitation of certain deductions applicable to corporations; increase in the taxes paid by self-employed professionals; a limitation on mortgage interest deductions; a moratorium on certain tax credits; an increase in the excise tax on tobacco products; an additional 1% tax on insurance underwriting premiums; the imposition of a sales and use tax on certain business-to-business transactions; the elimination of certain exemptions to the sales and use tax on purchases made by certain entities; and the elimination of the resellers certificate exempting resellers from paying sales and use tax on their purchases and its substitution with a new credit system for such taxes paid.

Although these measures are designed to generate additional revenues that would assist the Commonwealth in meeting its obligations and reducing its deficits, there can be no guarantee that these reforms will meet their objectives or prevent the Commonwealth from defaulting on its obligations. In addition, it is possible that these measures may create additional pressure on the Commonwealth's economy, which could harm the value of any or all Puerto Rico Municipal Securities.

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Structural Budget Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was approximately $2.9 billion. In fiscal year 2012, the budget deficit was approximately $2.4 billion. Preliminary results for fiscal year 2013 show that the Commonwealth was able to reduce its deficit to approximately $1.3 billion. The budget for fiscal year 2014 contemplates a further reduction of the deficit to $820 million, which will be financed by a refinancing of $575 million of general obligation debt service payments and $245 million of new borrowings. Although the Commonwealth continues to pursue deficit reduction policies, the Commonwealth's ability to continue to reduce its deficit will depend in part on its ability to continue increasing revenues and reducing expenditures, which in turn depends on several factors, including improvements in economic conditions.

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Results for Fiscal Year 2011. General Fund total revenues for fiscal year 2011 were approximately $8.3 billion. This represents an increase of $311 million, or 3.9% from fiscal year 2010. The increase in General Fund revenues was due primarily to an increase of $170.1 million in tax withholdings from non-residents and the collection of $677.6 million as a result of the new temporary excise tax and the expansion of the taxation of certain foreign persons. This increase was partially offset by a $406.5 million decline in collections from income tax on individuals as a result of tax reform and current economic conditions.

General Fund total expenditures for fiscal year 2011 were approximately $10.1 billion, consisting of nearly $9.1 billion of operating expenditures, $267 million in Puerto Rico Building Authority ("PBA") rental payments and $801.8 million of other financing uses (principally debt service payments). The total expenditures exceeded total revenues by approximately $1.8 billion, or 21.6%. The difference between revenues and expenses for fiscal year 2011 was covered principally by Puerto Rico Sales Tax Financing Corporation ("COFINA") bonds.

 Results for Fiscal Year 2012. General Fund total revenues for fiscal year 2012 were approximately $8.8 billion. This represents an increase of $440 million, or 5.3%, from fiscal year 2011. The increase in General Fund revenues was due mainly to an increase of approximately $1.2 billion in excise tax revenues. This increase was partially offset by a $353 million decrease in income taxes collected and a $200 million decrease due to the expiration of the Commonwealth's special property tax.

GeneralFund total expenses for fiscal year 2012 were nearly $11.2 billion, consisting of $9.9 billion of operating expenditures, $331 million in rent payments to the PBA, and $915.9 million of other financing uses (principally debt service payments). These expenses were $1 billion, or 10% higher than in fiscal year 2011. For fiscal year 2012, the difference between total revenues and expenses was covered with $952 million worth of proceeds from COFINA bonds, $839.8 million of debt restructuring, and other financing sources including lines of credit from the Government Development Bank for Puerto Rico ("GDB").

Preliminary Results for Fiscal Year 2013. Preliminary General Fund total revenues for fiscal year 2013 are expected to be approximately $8.7 billion. Preliminary total expenditures for fiscal year 2013 are expected to be approximately $10 billion, consisting of $8.7 billion in operating expenditures, $383 million in PBA rental payments and $880.8 million of other financing (principally debt service payments). This represents a decrease of nearly $1.2 billion in expenditures from fiscal year 2012. Certain recurring expenses for fiscal year 2013 were funded from non-General Fund sources, including a $105 million carry-forward surplus reserve from prior years from the Department of Education, and $31 million in excess sick-leave liquidations for the Puerto Rico Police.

Fiscal Stabilization Plan. In 2009, the Commonwealth began implementation of a comprehensive fiscal stabilization plan (the "Fiscal Plan") aimed at protecting its credit and investment-grade ratings. The Fiscal Plan aims to achieve a balanced budget on or before fiscal year 2016. The Fiscal Plan's proposed measures include increasing tax revenues and reducing spending; reforming the Commonwealth's Employees Retirement System and Teachers Retirement System; reforming the Commonwealth's public corporations with the aim of making them self-sufficient and not reliant on budgetary subsidies from the Commonwealth; Commonwealth Office of Management and Budget spending controls; and improving government efficiency.

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Budget for Fiscal Year 2013. The enacted budget for fiscal year 2013 provided for total resources of $15.6 billion, of which $9.1 billion were General Fund resources. Of these resources, $8.5 billion came from internal sources including $2.1 billion from personal income taxes, $1.6 billion from corporate income taxes, and $691 million from sales and use taxes. The 2013 budget provided for total expenditures of $15.6 billion, of which $9.1 billion corresponded to the General Fund. For fiscal year 2013, major appropriations from the General Fund included over $3.1 billion for education programs, $1.3 billion for health services and $1.5 billion for public safety and protection. Proceeds from COFINA bonds totaling approximately $332.7 million were used to bridge the gap between General Fund resources and expenditures.

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 Budget for Fiscal Year 2014. The 2014 budget provides for total resources of nearly $16 billion, of which approximately $9.8 billion are General Fund resources. These General Funds resources include $245 million in deficit financing.

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The most significant differences between thebudgets for fiscal years 2014 and 2013 arise primarily from the projected collections from Sales Tax (up $280.0 million, attributable mainly to the elimination of certain Sales Tax exemptions), corporate income tax (up $466.0 million), withholding taxes on non-residents (down $122.0 million), alcoholic beverage taxes (down $6.0 million), excise taxes (up $238.0 million), and personal income taxes (down $19.0 million).

The budget for fiscal year 2014 provides for total expenditures of approximately $16 billion (of which nearly $9.8 billion correspond to the General Fund), consisting of $4.6 billion for education, $3.1 billion for welfare, $1.7 billion for public safety and protection, and $6.6 billion for other expenses, expecting a $159 million year-end balance. The increase in proposed budget General Fund expenses for fiscal year 2014 totals $688 million. The main drivers of this increase are incremental debt service, additional contributions to government employee retirement systems, increases in funding for the University of Puerto Rico; and an increase in the budget of the Department of Education, which operated partially during fiscal year 2013 with a non-recurring, carry-forward surplus reserve from prior fiscal years.

Public Sector Debt. The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceed 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation. The Commonwealth's policy has been and continues to be to manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products.

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 Commonwealth Debt. As of June 30, 2013, the Commonwealth had approximately $70.04 billion in public-sector debt outstanding, of which approximately $20.28 billion was related to the Commonwealth's General Fund. Public-sector debt is primarily payable from Commonwealth or municipal taxes, Commonwealth appropriations and rates charged by public corporations for services or products, as well as debt payable from other sources. As a result of the Commonwealth's outstanding general obligation bonds, appropriation bonds and certain other guaranteed debt, the Commonwealth is expected to incur debt service requirements of $1.16 billion in fiscal year 2013, $1.16 billion in fiscal year 2014, and $1.22 billion in fiscal year 2015. These figures may not represent the amount appropriated for debt service by the Commonwealth in a given year.

Retirement Systems. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the Employees Retirement System), the Puerto Rico System of Annuities and Pensions for Teachers (the Teachers Retirement System), the Commonwealth Judiciary Retirement System (the Judiciary Retirement System), the Retirement System of the University of Puerto Rico (the University Retirement System) and the Employees Retirement System of Puerto Rico Electric Power Authority (the Electric Power Authority Retirement System). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities.

The University Retirement System and the Electric Power Authority Retirement System cover employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University's revenues is derived from legally mandated legislative appropriations.

As of June 30, 2013, the total number of participants in the three government retirement systems funded principally with government appropriations was as follows: Employees Retirement System, 260,497; Teachers Retirement System, 80,707; and Judiciary Retirement System, 818. The three systems are funded principally by contributions made by employers (the Commonwealth, public corporations, and municipalities) and employees, as well as investment income. The Commonwealth central government is responsible for approximately 59% of total employer contributions to the Employees Retirement System, and the other 41% is the responsibility of public corporations and municipalities. The Commonwealth central government is also responsible for 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively.

 One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three government retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System) that are funded principally with budget appropriations from the Commonwealth's General Fund. As of June 30, 2012, the date of the latest actuarial valuations of the retirement systems, the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $26.4 billion, $10.3 billion and $358 million, respectively, and the funded ratios were 4.5%, 17.0% and 14.1%, respectively.

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On April 4, 2013, the Commonwealth enacted comprehensive reforms of the Employees Retirement System, the largest of the three public retirement funds funded primarily with budget appropriations from the General Fund. The reforms adopted in this legislation include (i) freezing and grandfathering of benefits that accrued prior to July 1, 2013; (ii) amending of the formulas used to calculate retirement benefits; (iii) adoption of a system of paying benefits in the form of a lifetime annuity, rather than a lump sum; (iv) elimination of "merit pensions," which provide more extensive benefits to employees with a certain number of years of service; (v) increasing the retirement age for certain classes of participants; (vi) increasing employee contributions; (vii) elimination or reduction of various benefits granted by special laws; (viii) increasing the minimum monthly pension for existing retirees; and (ix) elimination or modification of other benefits, including disability and survivor benefits. The constitutionality of these reforms was upheld by the Puerto Rico Supreme Court after it was challenged in several lawsuits brought by participants of the Employees Retirement System.

The Commonwealth also enacted legislation that provides for incremental annual contributions from employers (including municipalities and certain public corporations), beginning in fiscal year 2014 and up to fiscal year 2033. These contributions, the levels of which will be determined on an annual basis, will supplement the statutory rates of employer contributions adopted in 2011.

Enactment of these reforms has improved the outlook of the Employees Retirement System. Prior to enactment, it was projected that the Employees Retirement System's assets would have been depleted by fiscal year 2019, with an average annual cash funding shortfall of $905 million between fiscal year 2019 and fiscal year 2043. Based on current census data, expectations of market conditions, and other actuarial information, the Commonwealth believes that these reforms should improve the outlook of the Employees Retirement System's current and future obligations.

As a result of the 2013 reforms, the Employees Retirement System is expected to experience decreasing funding shortfalls over the coming years. The funding shortfall for the Employees Retirement System is expected to be $806 million in fiscal year 2013. In fiscal year 2014, during which the 2013 reforms will take effect, the funding shortfall is expected to be $524 million.

The 2013 reforms do not address the underfunding of the Teachers Retirement System or the Judiciary Retirement System, though the Commonwealth is evaluating options for addressing the funding shortfall of the Teachers RetirementSystem. Based on current employer and member contributions to these two systems, the unfunded actuarial accrued liability will continue to increase significantly, with a corresponding decrease in the funded ratio. The current annual contributions are not sufficient to fund pension benefits, and thus, are also insufficient to amortize the unfunded actuarial accrued liability. Because annual benefit payments and administrative expenses of the retirement systems have been significantly larger than annual employer and member contributions, the retirement systems have been forced to use investment income, borrowings and sale of investment portfolio assets to cover funding shortfalls. The funding shortfall (basic system benefits, administrative expenses and debt service in excess of contributions) for fiscal year 2013 for the Teachers Retirement System and the Judiciary Retirement System is expected to be approximately $334 million and $9 million, respectively. For fiscal year 2014, the funding shortfall is expected to be $331 million and $10 million, respectively. The assets of the Teachers Retirement System and Judiciary Retirement System are expected to continue to decline.

Based on the assumptions used in the latest actuarial valuations, including the expected continued funding shortfalls: (i) the Teachers Retirement System would deplete its net and gross assets by fiscal year 2021; and (ii) the Judiciary Retirement System would deplete its net and gross assets by fiscal year 2019. The years for actual depletion of the assets could vary depending on how actual results differ from the assumptions used in the actuarial valuations, as well as based on any future changes to the contribution and benefits structures of the retirement systems.

Since the Commonwealth and other participating employers (such as municipalities and participating public corporations) are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. It is estimated that the Commonwealth would be responsible for approximately 74% of the combined annual funding deficiency of the three retirement systems, with the balance being the responsibility of the municipalities and participating public corporations.

The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits, which amounted to $250 million for fiscal year 2012 and $257 million for fiscal year 2013, are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way pension benefits are calculated. Based on the latest actuarial valuations, as of June 30, 2012, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was $2.9 billion.

Failure to further address the retirement systems' funding deficiencies, the continued use of investment assets to pay benefits as a result of funding shortfalls, and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems' assets and a significant increase in the unfunded actuarial accrued liability.

Litigation. The Commonwealth and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the Commonwealth is involved in certain other legal proceedings (described in the Commonwealth's recent Official Statements) that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments. However, the Commonwealth estimates its total exposure for pending and threatened litigation, if decided against the Commonwealth, to be approximately $2.7 billion.

The Commonwealth is a defendant in two lawsuits (one in a local court and one in federal court) brought by certain Federally Qualified Health Centers ("FQHC") seeking to recover nearly $800 million in Medicaid wraparound payments that the Commonwealth failed to make. After several appeals, five judgments have been entered totaling approximately $110.38 million in favor of 16 FQHCs and $1.33 million owed to the Commonwealth by one of the FQHCs. One judgment is still pending appeal. With respect to the federal case, litigation is ongoing. As of June 30, 2013, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

The Commonwealth is also a defendant in a class-action lawsuit initiated in 1980 by parents of special-education students, alleging that the Commonwealth failed to provide legally required special education services. Since 2002, the Commonwealth has been subject to daily fines arising from its noncompliance. Individual claims for damages are still pending. As of June 30, 2013, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

Municipal Downgrades and Insolvency. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and insolvency, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a fund's investments.

Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the Commonwealth, its localities, their political subdivisions, instrumentalities or authorities fail to sell bonds at anticipated times or rates, these issuers could experience significantly increased costs and weaker overall cash positions, which could jeopardize their ability make required payments on their outstanding debt obligations.

Bond Ratings. As of October 28, 2013, Moody's Investor Services, Inc. assigned Puerto Rico's general obligation debt a rating of "Baa3" with a negative outlook.

As of October 28, 2013, Standard & Poor's Rating Services assigned Puerto Rico's general obligation debt a rating of "BBB-" with a negative outlook.

As of October 28, 2013, Fitch, Inc. assigned Puerto Rico's general obligation debt a rating of "BBB-" with a negative outlook.

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Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute the fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

FMR may enter into trading services agreements with its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for the fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity funds, investment decisions for the fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Fidelity Investments Money Management, Inc. (FIMM).

The Selection of Securities Brokers and Dealers

FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute the fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

FIMM may enter into trading services agreements with FMR or its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIMM) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for the fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity funds, investment decisions for the fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal years ended February 28, 2014, February 28, 2013, and February 29, 2012, the fund paid no brokerage commissions.

During the fiscal year ended February 28, 2014, the fund paid no brokerage commissions to firms for providing research or brokerage services. During the twelve-month period ended December 31, 2013, the fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

 NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee to fulfill these oversight responsibilities.

FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Shares of open-end investment companies (including any underlying money market central funds) held by a fund are valued at their respective NAVs.

Other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying money market central fund, are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. To the extent that the fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax (AMT). Neither FMR nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal AMT, although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

California Tax Matters. As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and any long-term capital gain distributions will be taxed as capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. Corporate taxpayers should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from California corporate income tax.

Capital Gain Distributions. The fund may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.


Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

 Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)

Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)





Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)

Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
	Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)

Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Standing Committees of the Fund's Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended February 28, 2014, the committee held 13 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended February 28, 2014, the committee held four meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended February 28, 2014, the committee held three meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended February 28, 2014, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000


The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended February 28, 2014, or calendar year ended December 31, 2013, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson

The fund	$ 422	$ 525	$ 423	$ 427

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 391,500	$ 483,000	$ 393,000	$ 395,500

AGGREGATE COMPENSATION FROM A FUND	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe

The fund	$ 419	$ 452	$ 478	$ 419

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 389,000	$ 419,000	$ 441,750	$ 389,000

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by Fidelity.


A Reflects compensation received for the calendar year ended December 31, 2013 for 223 funds of 31 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of February 28, 2014, the Trustees and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
Fidelity California AMT Tax-Free Money Market Fund: Institutional Class	Wood	Camarillo	CA	6.60%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Cartotto	Valencia	CA	45.76%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Mancini	San Diego	CA	43.00%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Horton	Newport Beach	CA	7.64%

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, brokerage commissions and other costs with the connection with the purchase or sale of securities and other investment instruments, fees and expenses of the independent trustees, transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

For the fiscal years ended February 28, 2014, February 28, 2013, and February 29, 2012, the fund paid FMR management fees of $1,922,561, $2,364,217, and $2,952,189, respectively, after reduction of fees and expenses paid by the fund to the Independent Trustees. In addition, for the fiscal years ended February 28, 2014, February 28, 2013, and February 29, 2012, credits reducing management fees amounted to $2,348, $3,402, and $927, respectively.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease its returns and yield.

Sub-Adviser - FIMM. On behalf of the fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for the fund. FMR, and not the fund, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

D. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Institutional Class and Service Class of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Institutional Class and Service Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class of the fund is described in the prospectus for that class.

The table below shows the service fees paid for Service Class of the fund for the fiscal year ended February 28, 2014.

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC

Service Class	$ 0**	$ 0	$ 0*

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** $513 before waiver/reimbursement.

Under the Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, the Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under the Service Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Service Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Service Class Plan does not provide for specific payments by Service Class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreement, Citibank provides transfer agency services. Citibank in turn has entered into a sub-transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services for Fidelity California AMT Tax-Free Money Market Fund, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each account in the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

The fund has also entered into a service agent agreement with Citibank. Under the terms of the agreement, Citibank provides pricing and bookkeeping services for the fund. Citibank in turn has entered into a sub-service agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

For Fidelity California AMT Tax-Free Money Market Fund, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with the fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity California AMT Tax-Free Money Market Fund is a fund of Fidelity California Municipal Trust II, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are two funds offered in the trust: Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Service Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

The fund will provide a full list of holdings as of the last day of the previous month on www.advisor.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

A full list of holdings may be obtained from the fund more frequently, including daily, upon request. A full list of the fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. The fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended February 28, 2014, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Fidelity's California Municipal Money Market Funds

Fund	Ticker
Fidelity® California AMT Tax-Free Money Market Fund Class/Ticker Fidelity California AMT Tax-Free Money Market Fund	FSPXX
Fidelity California Municipal Money Market Fund	FCFXX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

April 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® California AMT Tax-Free Money Market Fund
	(Click Here)	Fidelity California Municipal Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Converting Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® California AMT Tax-Free Money Market Fund/Fidelity California AMT Tax-Free Money Market Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.30%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 31
3 years	$ 97
5 years	$ 169
10 years	$ 381

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.90%	2.13%	3.16%	3.39%	1.86%	0.15%	0.02%	0.01%	0.01%	0.01%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.88%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity California AMT Tax-Free Money Market Fund	0.01%	0.04%	1.16%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® California Municipal Money Market Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.14%
Total annual operating expenses	0.50%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Prospectus

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax.
    Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.73%	1.98%	3.00%	3.20%	1.67%	0.05%	0.01%	0.01%	0.01%	0.01%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.82%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity California Municipal Money Market Fund	0.01%	0.02%	1.06%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$5,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax. A portion of the dividends you receive may be subject to federal, state, or local income tax and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal securities whose interest is exempt from federal and California personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Fidelity California Municipal Money Market Fund seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal securities whose interest is exempt from federal and California personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

Prospectus

Fund Basics - continued

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. The Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. Because each fund concentrates its investments in California, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

Prospectus

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Geographic Concentration. California has experienced financial difficulties due to recent economic conditions. A default or downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities. Over time, these issues may impair the state's ability to repay its obligations and could negatively impact the market value of securities held by the fund.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Prospectus

Fund Basics - continued

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and, for Fidelity California AMT Tax-Free Money Market Fund, from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal or California personal income tax.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity California AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from California personal income tax.

Fidelity California Municipal Money Market Fund seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with the preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from California personal income tax.

Prospectus

Valuing Shares

Each fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

A fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Prospectus

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

The Adviser anticipates that shares of each fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Buying Shares

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

Prospectus

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

Converting Shares

You may convert Fidelity California AMT Tax-Free Money Market Fund shares to Institutional Class shares at any time, provided that you meet the eligibility requirements for Institutional Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Institutional Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Class shares are available and to learn about other rules that may apply.

The fund may conduct periodic reviews of account balances and may convert your Fidelity California AMT Tax-Free Money Market Fund shares to Institutional Class shares if you meet the eligibility requirements for Institutional Class. Automatic conversions between Fidelity California AMT Tax-Free Money Market Fund shares and Institutional Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

If you no longer meet the minimum balance requirements for Institutional Class, for any reason, the fund may convert your Institutional Class shares to Fidelity California AMT Tax-Free Money Market Fund shares. Investors will be notified in writing before any such conversion to Fidelity California AMT Tax-Free Money Market Fund shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Prospectus

Shareholder Information - continued

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.


Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, certain transactions that are followed by a monthly account statement, and other transactions in your Fidelity brokerage core).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Prospectus

Shareholder Information - continued

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $10,000 worth of shares for Fidelity California AMT Tax-Free Money Market Fund or $2,000 worth of shares for Fidelity California Municipal Money Market Fund for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

Shares generally begin to earn dividends on the first business day following the day of purchase.

Shares generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

Shareholder Information - continued

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Each fund seeks to earn income and pay dividends exempt from federal income tax and California personal income tax.

A portion of the dividends you receive may be subject to federal, state, or local income tax and, if applicable, may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of Fidelity California AMT Tax-Free Money Market Fund with certain exceptions.

Fidelity California AMT Tax-Free Money Market Fund's annual management fee rate is 0.20% of its average net assets.

For Fidelity California Municipal Money Market Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For February 2014, the group fee rate was 0.11% for Fidelity California Municipal Money Market Fund. The individual fund fee rate is 0.25% for Fidelity California Municipal Money Market Fund.

The total management fee for the fiscal year ended February 28, 2014, was 0.36% of the fund's average net assets for Fidelity California Municipal Money Market Fund. Because Fidelity California Municipal Money Market Fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended February 28, 2014.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Fidelity California Municipal Money Market Fund

Rate	0.53%

Prospectus

Fund Services - continued

Fund Distribution

Fidelity California AMT Tax-Free Money Market Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the statement of additional information (SAI).

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the  annual report. Annual reports are available for free upon request.

Fidelity California AMT Tax-Free Money Market Fund

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001
Distributions from net investment income	- E	- E	- E	- E	(.001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	.11%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.12%	.19%	.20%	.30%	.33%
Expenses net of all reductions	.12%	.19%	.20%	.30%	.33%
Net investment income (loss)	.01%	.01%	.01%	.02%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 401	$ 476	$ 587	$ 808

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

Prospectus

Fidelity California Municipal Money Market Fund

Years ended February 28,	2014	2013	2012D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations E	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.51%	.51%	.51%	.55%
Expenses net of fee waivers, if any	.11%	.19%	.19%	.32%	.44%
Expenses net of all reductions	.11%	.19%	.19%	.32%	.44%
Net investment income (loss)	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 6,766	$ 6,093	$ 5,461	$ 5,113	$ 5,044

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06397

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.701535.117 CMS-PRO-0414

Fidelity® California AMT Tax-Free Money Market Fund (FSPXX) and Fidelity California Municipal Money Market Fund (FCFXX)

Fidelity California AMT Tax-Free Money Market Fund is a Class of shares of Fidelity California AMT Tax-Free Money Market Fund

Funds of Fidelity California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 29, 2014, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

CMS-PTB-0414
1.472453.116

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contracts	42
Proxy Voting Guidelines	44
Distribution Services	50
Transfer and Service Agent Agreements	51
Description of the Trust	52
Fund Holdings Information	53
Financial Statements	54
Appendix	54

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Short Sales

For Fidelity® California Municipal Money Market Fund:

The fund may not make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold).

Margin Purchases

For Fidelity® California Municipal Money Market Fund:

The fund may not purchase any securities on margin.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

For purposes of each of Fidelity California AMT Tax-Free Money Market Fund's and Fidelity California Municipal Money Market Fund's concentration limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each of Fidelity California AMT Tax-Free Money Market Fund's and Fidelity California Municipal Money Market Fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

For Fidelity California AMT Tax-Free Money Market Fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

For Fidelity California Municipal Money Market Fund:

The fund may not purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein.

Commodities

For Fidelity California AMT Tax-Free Money Market Fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.

For Fidelity California Municipal Money Market Fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Oil, Gas, and Mineral Exploration Programs

For Fidelity California Municipal Money Market Fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

Pooled Funds

For Fidelity California AMT Tax-Free Money Market Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Fidelity California Municipal Money Market Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund:

With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

For purposes of each fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Short Sales

For Fidelity California AMT Tax-Free Money Market Fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For Fidelity California AMT Tax-Free Money Market Fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

Pooled Funds

For Fidelity California AMT Tax-Free Money Market Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Fidelity California Municipal Money Market Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund may make additional investments while borrowings are outstanding.

Cash Management. A fund may hold uninvested cash. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of an intermediary with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

Investments by Large Shareholders. A fund may experience large redemptions or investments due to transactions in fund shares by large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when investors own a substantial portion of a fund's shares, a large redemption could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share (NAV).

Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies.

Each of Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, each of Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund reserves the right to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

SPECIAL GEOGRAPHIC CONSIDERATIONS

California. The fund's performance is directly tied to the ability of issuers of California (as used in this section, the "State") to continue to make principal and interest payments on their securities, which in turn depends on economic and other conditions within the State. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the State and is based on information in publicly available documents. This information has not been independently verified. Municipal issuers may not be subject to the same disclosure requirements as other bond issuers. Any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State or its issuers since the date of its preparation. Any such change(s) may adversely affect the State's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected State financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of municipal securities issued by the State, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, "California Municipal Securities") may be negatively affected in the event that an issuer of California Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of California Municipal Securities could affect the market values, marketability, and liquidity of many or all California Municipal Securities.

In addition, economic and other conditions within the State may affect the credit risk of the State's localities, and their political subdivisions, instrumentalities, or authorities to the extent that such issuers are reliant upon appropriations from the State. California continues to face fiscal and economic stress that could negatively affect the value of investments in California Municipal Securities. The difficulties encountered by insurers of municipal securities in the wake of the last financial crisis and other credit and overall market events may also impact California Municipal Securities negatively. Furthermore, recent federal actions, such as the expiration of the federal payroll tax holiday and increases in taxes on certain high-income individuals, may have an adverse impact on the State's financial condition. Although the full effects of these events remain uncertain, any deterioration in the State's financial condition may have a negative effect on the value, marketability, and liquidity of California Municipal Securities, and therefore the performance of a fund that holds those securities.

Overview of State Economy. California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy; and as a result, events which negatively affect such industries may have a similar impact on the State and national economies.

Current Economic Conditions. California, like the rest of the nation, has experienced an uneven economic recovery from the severe economic downturn that began in late 2007. As a result of continuing weakness in the State economy, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. Exacerbating this problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a "structural" budget deficit. This structural deficit was due in part to overreliance on temporary remedies, including one-time revenues, internal borrowing, payment deferrals, accounting shifts, and expenditure reduction proposals that did not materialize. However, the prospects for the California economy are improving. Such improvement has been facilitated by a recovering economy, increased revenues from the temporary tax revenues generated by Proposition 30, and a recent emphasis on debt repayment.

 Despite recent improvements to the State's finances, there nonetheless remain a number of major risks and pressures that threaten the State's new-found fiscal stability, including the overhang of billions of dollars in debt accumulated in prior years and the unfunded liabilities associated with the teachers' retirement system and State retiree health benefits. Furthermore, the employment recovery from the recent recession has been weak. As of December 2013, the State's unemployment rate was 8.3%, compared to 6.7% for the nation as a whole. Furthermore, the expenditure reductions and extraordinary pressures on the State budget in recent years have resulted in continuing fiscal pressures on local governments throughout the State.

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There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

There can be no assurances that California will not continue to face fiscal stress, that such circumstances will not become more difficult, or that other impacts of the current economic situation and the lingering effects from the most recent recession will not further materially adversely impact California's financial condition.

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General Risks. Many complex political, social, and economic factors influence the State's economy and finances. Such factors may affect the State's budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State's fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Constitutional Limitations on Taxes, Other Charges and Appropriations. Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of the full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the United States Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax" (i.e., a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Proposition 26, approved by State voters on November 2, 2010, amended Article XIIIC by adding an expansive definition of "taxes" to include many regulatory fees currently imposed by the State and its municipalities. Taxes for general governmental purposes require a majority vote, and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions which make it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. Article XIIID contains notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees, and charges. Consequently, local voters could, by future initiative repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are: (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in State per capita personal income and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

"Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may by voter approval exceed their spending limits for up to four years.

The State's Department of Finance estimates the State was approximately $12.7 billion and $18.0 billion below the appropriations limit in fiscal years 2012-13 and 2013-14, respectively.

Proposition 98 changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-14 education a minimum level of funding (Proposition 98 guarantee). Proposition 98 (as modified by Proposition 111) guarantees K-14 education the greater of: (a) in general, a fixed percentage of General Fund revenues (Test 1), (b) the amount appropriated to K-14 education in the prior year, adjusted for changes in State per capita personal income and enrollment (Test 2), or (c) a third test, which replaces Test 2 in any year that the percentage growth in per capita General Fund revenues from the prior year plus 0.5% is less than the percentage growth in State per capita personal income (Test 3).

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, the impossibility of predicting future appropriations or changes in population and State per capita personal income, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State. The State Treasurer (Treasurer) is responsible for the sale of most debt obligations of the State and its various authorities and agencies.

General Obligation Bonds. General obligation bonds are typically authorized for infrastructure and other capital improvements at the State and local level. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education.

As of September 1, 2013, the State had outstanding approximately $79.4 billion aggregate principal amount of long-term general obligation bonds, of which approximately $74.0 billion were payable primarily from the General Fund, and approximately $5.4 billion were "self-liquidating" bonds payable first from other special revenue funds. As of September 1, 2013, there were unused voter authorizations for the future issuance of approximately $31.0 billion of long-term general obligation bonds, some of which may be first issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable first from other revenue sources. As part of the 2012 Budget Act, the Legislature cancelled approximately $32.7 million of unused bond authorizations in eight bond acts.

A ballot measure is scheduled to be submitted to the voters at the statewide election in November 2014 (rescheduled from 2012) to approve the issuance of approximately $11.1 billion in general obligation bonds for a wide variety of purposes relating to improvement of California's water supply systems, drought relief, and groundwater protection. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by a two-thirds vote of the Legislature or placed on the ballot through the initiative process.

General Fund Debt Ratio. Since 2006, a significant amount of new general obligation bonds, lease revenue bonds and Proposition 1A bonds have been authorized by voters and the Legislature. These authorizations led to a substantial increase in the amount of General Fund-supported debt outstanding, from approximately $44.9 billion as of July 1, 2006 to approximately $86.3 billion as of September 1, 2013, while still leaving current authorized and unissued bonds of approximately $36.0 billion.

In calendar years 2009 and 2010, over $35.0 billion of new money general obligation bonds, lease revenue bonds and Proposition 1A bonds were sold. Following the record bond issuance levels in these years, bond issuances for new money general obligation bonds has substantially decreased as State departments work to manage their existing bond cash balances. In calendar years 2011 and 2012, $8.0 billion of new money general obligation and lease revenue bonds were sold. In addition, $5.8 billion of refunding general obligation and lease revenue bonds were sold. From January 1, 2013 through September 1, 2013, approximately $3.1 billion of new money general obligation and lease revenue bonds were sold and approximately $3.9 billion of refunding general obligation and lease revenue bonds were sold. Based on estimates from the State Department of Finance, approximately $5.0 billion of new money general obligation bonds and approximately $2.3 billion of lease revenue bonds will be issued in fiscal year 2013-14. The State also expects to issue refunding bonds as market conditions warrant.

With the continued issuance and sale of authorized but unissued bonds to occur in the future, the ratio of debt service on general obligation, lease revenue, and Proposition 1A bonds supported by the General Fund to annual General Fund revenues and transfers (General Fund Debt Ratio) can be expected to increase in future years. Based on the revenue estimates contained in the 2013 Budget Act and bond issuance estimates discussed above, the General Fund Debt Ratio is estimated to equal approximately 7.7% in fiscal year 2013-14.

Any deterioration of the State's fiscal situation could increase the risk of investing in California municipal securities, including the risk of issuer default, downgrade and bankruptcy, and could also heighten the risk that the prices of California municipal securities held by the fund will experience greater volatility. Local and national market forces, such as declines in real estate prices and general business activity, may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain municipal issuers to repay their obligations. Any perceived increased likelihood of default among municipal issuers may result in constrained liquidity, increased price volatility, and credit downgrades of municipal issuers, any of which could negatively impact the value of all or a substantial portion of the municipal securities held by the fund. In addition, in certain circumstances it may be difficult for investors to obtain reliable information on the obligations underlying municipal securities.

Non-Recourse Obligations. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. These revenue bonds represent obligations payable from State revenue-producing enterprises and projects, and conduit obligations payable from revenues paid by private users or local governments of facilities financed by the revenue bonds. In each case, such revenue bonds are not payable from the General Fund. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities, and pollution control facilities. State agencies and authorities had approximately $55.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2013. None of these revenue bonds is backed by the State's faith and credit or taxing power.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs including each fiscal year from 2004-05 to 2013-14. By law, revenue anticipation notes (RANs) must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (RAWs), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. "Priority Payments" consist of: (i) the setting apart of State revenues in support of the public school system and public institutions of higher education; (ii) payment of the principal of and interest on general obligation bonds and general obligation commercial paper notes of the State as and when due; (iii) reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom; and (iv) payment of state employees' wages and benefits, State payments to pension and other state employee benefit trust funds, state Medi-Cal claims, lease payments to support lease revenue bonds, and any amounts determined by a court of competent jurisdiction to be required by federal law or the State Constitution to be paid with state warrants that can be cashed immediately. In August 2013, the State issued $5.5 billion of RANs.

Obligations of Other Issuers. Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the Legislature enacted measures to provide for the redistribution of the General Fund's surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. The enactment of Proposition 1A in November 2004 substantially changed the ability of the State to use local government taxing sources to aid the State budget. See "State-Local Fiscal Relations" below.

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To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level (or the rate of growth) of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The most recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets. Counties are also subject to financial penalties for failure to meet such targets. In addition, counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs.

Many local governments are also facing substantial increases in pension liabilities and health care costs for retirees, as a result of generous retirements benefits granted to employees during recent economic boom times.

Assessment Bonds. California assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the General Fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the U.S. Bankruptcy Code. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

 2013-14 Budget. On June 27, 2013, California Governor Edmund G. Brown, Jr. signed the State's budget for fiscal year 2013-14. The 2013 Budget Act projected to end fiscal year 2013-14 with a $1.1 billion reserve. General Fund revenues and transfers for fiscal year 2013-14 were projected at $97.1 billion, a decrease of $1.1 billion compared with fiscal year 2012-13. General Fund expenditures for fiscal year 2013-14 were projected at $96.3 billion, an increase of $0.6 billion compared to the prior year. For the first time in several years, corrective measures were not necessary to avoid a year-end deficit in the fiscal year just ended.

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The 2013 Budget Act contained major new proposals for schools and community colleges and continued the implementation of the federal Patient Protection and Affordable Care Act (ACA). In addition, the budget contained General Fund spending increases for the public university systems and revised previously projected savings associated with the dissolution of redevelopment agencies and cap-and-trade auction revenues.

The 2013 Budget Act proposed to create a $1.1 billion reserve principally by: (i) suspending four newly identified State mandates ($111 million); (ii) continuing the use of miscellaneous State highway account revenues to pay for transportation bond debt service ($67 million); (iii) extending the hospital quality assurance fee ($310 million); (iv) extending the gross premiums tax on Medi-Cal managed care plans ($166 million); and (v) applying sales tax on Medi-Cal managed care plans ($305 million).

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On September 12, 2013, the Governor signed Senate Bill 105, appropriating an additional $315 million during fiscal year 2013-14 to the State's Department of Corrections and Rehabilitation in response to a court-ordered requirement to further reduce the prison population.

2014-15 Proposed Governor's Budget. The 2014-15 Governor's Budget, released on January 10, 2014, revises various revenue and expenditure estimates for fiscal year 2013-14. The 2014-15 Governor's Budget projects that the State will end fiscal year 2013-14 with a reserve of approximately $3.0 billion, compared to a $1.1 billion reserve estimated at the time of the 2013 Budget Act, an increase of $1.9 billion. The 2014-15 Governor's Budget projects General Fund revenues and transfers for fiscal year 2014-15 of $106.1 billion, an increase of approximately $6.0 billion or 5.9% compared with revised estimates for fiscal year 2013-14. General Fund expenditures for fiscal year 2014-15 are projected at $106.8 billion, an increase of approximately $8.3 billion or 8.5% compared with revised estimates for fiscal year 2013-14.

The 2014-15 Governor's Budget proposes approximately $150.8 billion in General Fund and special fund expenditures, an increase of 8% from fiscal year 2013-14. The budget package estimates that the General Fund will end the 2014-15 fiscal year with an approximate $2.3 billion reserve. The 2014-15 Governor's Budget focuses primarily on increasing expenditures to the State's education systems. The Governor requests approximately $45.3 billion to fund K-12 education programs, which is an increase of 9.5% from fiscal year 2013-14 budgeted expenditures. Similarly, the Governor requests approximately $12.4 billion to help fund the State's higher education systems, which is an increase of 10.8% from the budgeted totals in fiscal year 2013-14.

For the first time since fiscal year 2007-08, the Governor's budget reflects an intent to transfer funds to the State's Budget Stabilization Account (BSA). Specifically, the proposed budget plan shifts approximately $3.2 billion of General Fund revenues to the account. Half of these funds must go to accelerate repayment of the State's Economic Recovery Bonds (ERBs).

In addition, the 2014-15 Governor's Budget proposes a measure for the November 2014 election ballot that would base the required deposits into the BSA on projections of capital gains-related personal income tax - the State's principal source of revenue volatility. The proposal would also create a Proposition 98 reserve to attempt to reduce volatility within the Proposition 98 budget.

Under the 2014-15 Governor's Budget, health and human services programs would receive approximately $27.8 billion in fiscal year 2014-15, an increase of 1.6% from fiscal year 2013-14, while the State's corrections and rehabilitation programs would receive approximately $9.6 billion, an increase of 2.1% from previously budgeted totals. The proposed budget also includes a plan for allocating $850 million in cap-and-trade auction revenues to offset programs traditionally supported by the General Fund, including $250 million for the State's high-speed rail project. The 2014-15 Governor's Budget includes major proposals related to infrastructure, including $815 million for deferred maintenance projects, and to water challenges facing the State, including $618 million for addressing State water supplies, water quality, and high flood risks.

As required by State law, the Governor will update the 2014-15 Governor's Budget by May 14, 2014. This updated budget (May Revision) will be the basis for the final negotiations between the Governor and the Legislature to reach agreement on the fiscal year 2014-15 budget.

LAO Report. On January 13, 2014, the Legislative Analyst's Office (LAO) released its analysis of the 2014-15 Governor's Budget (LAO Report). In reaching its conclusions, the LAO performs an independent assessment of the outlook for California's economy, demographics, revenues, and expenditures.

The LAO Report notes that California has made substantial progress in recent years in addressing its prior, persistent state budgetary problems. The LAO states that this progress has been facilitated by a recovering economy, a stock market that has been soaring recently, increased revenues from the temporary taxes of Proposition 30, and the Legislature's recent decisions to make few new ongoing spending commitments outside of Proposition 98.

The LAO Report commends the Governor's proposal to take additional steps to address the State's outstanding debt and notes that the proposed transfer to the BSA would place the State on a stronger fiscal footing than in years past. However, the LAO urges the Governor to continue setting aside funding for a "rainy day" and to address increasing unfunded liabilities in the State's teachers' retirement system.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the "Balanced Budget Amendment," which affects future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of up to $15 billion in ERBs, additionally secured by a 1/4 cent increment of the State's sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State. As voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit and payable from the General Fund in the event the dedicated sales tax revenue is insufficient to repay the bonds.

The Balanced Budget Amendment requires the Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves. After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The State's Governors have declared several such fiscal emergencies in 2008, 2009, 2010, and 2011 and called the Legislature into various special sessions to address the budget shortfalls.

The Amendment also created a "rainy day" reserve called the BSA in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year. The transfer begins at 1% of revenues, and increases annually to reach a level of 3%. The initial transfers of $944 million and $2.045 billion took place in September 2006 and September 2007. The transfers are expected to continue until the BSA reaches a balance of the greater of $8 billion or 5% of General Fund revenue. Moneys in the BSA may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year.

The Amendment requires that one half of the BSA deposits, up to an aggregate of $5 billion, shall be transferred to the Treasurer to provide for early redemption of the ERBs approved by Proposition 57. A total of approximately $1.5 billion was transferred to retire ERBs in fiscal year 2006-07 ($472 million) and 2007-08 ($1 billion). The Governor suspended the BSA transfers in each of fiscal years 2008-09 through 2013-14 due to the condition of the General Fund. There is currently no money in the BSA. However, included in the 2014-15 Governor's Budget is a one-time transfer of approximately $1.6 billion to the BSA. If enacted, this would be the first transfer to the account since 2007.

A final provision of the Amendment prohibits future long-term bond issuances for the purpose of funding budget deficits once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized. The entire authorized amount of ERBs was issued in three sales, in May and June 2004, and in February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds. The State issued refunding ERBs in 2009 to restructure the program in response to a drop in taxable sales caused by the most recent recession and in 2011 for debt service savings.

As of July 1, 2013, the State had retired approximately $8.9 billion of ERBs between fiscal years 2005-06 and 2012-13. The State accumulated approximately $451 million in excess special sales tax during the six-month period ending July 1, 2013. The State will use these moneys to retire additional ERBs during the next year. An initial redemption of $150 million of ERBs occurred in August 2013.

State-Local Fiscal Relations. In November 2004, voters approved Proposition 1A, which made significant changes to the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years, Proposition 1A prohibits the State from accessing local governments' property tax, sales tax and vehicle license fee revenues except under limited circumstances. Under Proposition 1A, the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be made twice in any ten-year period. In addition, the State cannot reduce the local sales tax rate or restrict authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State's options for dealing with budget shortfalls in the future.

The Amended 2009 Budget Act authorized the State to exercise its Proposition 1A borrowing authority to borrow approximately $1.9 billion. The enabling legislation also created a securitization mechanism for local governments to sell their right to receive the State's payment obligations to local government-operated joint powers agency (JPA). This JPA sold bonds in an aggregate amount of $1.9 billion in November 2009 to pay the local agencies their property tax allocations when they otherwise would receive them. Pursuant to Proposition 1A, the State repaid the local government borrowing in June 2013 from the General Fund.

Proposition 22, adopted on November 2, 2010, supersedes some parts of Proposition 1A, completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Furthermore, allocation of local transportation funds cannot be changed without an extensive process. The Proposition 1A borrowing done as part of the Amended 2009 Budget Act was not affected by Proposition 22.

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Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent financial statements and other public disclosures) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the fund's investments.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, defaulting, and filing for and entering into bankruptcy during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the fund's investments.

Any downgrade of a municipal securities insurer may negatively impact the price of insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year. Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. "Municipality" is defined broadly by the Bankruptcy Code as a "political subdivision or public agency or instrumentality of a state" and may include various issuers of securities in which the fund invests. The reorganization of a municipality's debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the fund's investments. As a result of continuing financial and economic difficulties, several California municipalities have recently filed for bankruptcy protection under Chapter 9 or have indicated that they may seek such bankruptcy protection in the future. Additional municipal bankruptcy filings may occur in the near future.

Bond Ratings. As of March 12, 2014, the State's general obligation bonds were rated A1, A and A by Moody's Investors Service (Moody's), Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. (S&P) and Fitch Inc. (Fitch), respectively. These ratings rank among the lowest of any of the 50 states.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. Lower credit ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. A downward revision or withdrawal of any such rating may have an adverse effect on the marketability and market prices of the bonds held by the fund, which could negatively impact the fund's performance.

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Other Considerations. Measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes or other revenue-raising measures or that would further limit or, alternatively, increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the fund, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such securities.

The Budget Control Act of 2011 (BCA) requires the federal government to reduce expenditures by over $2 trillion over the next ten years. Since the State currently receives a significant amount each year in federal funds, the BCA is expected to impact the level of State funds in the coming years.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

In addition, California is subject to periodic water shortages owing to drought conditions. In January 2014, the Governor proclaimed a state of emergency due to statewide drought conditions in California, which has been described as the worst drought on record for the State. In the proclamation, the Governor requested that State residents reduce water use by 20%.

Puerto Rico. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the Commonwealth of Puerto Rico (as used in this section, the "Commonwealth" or "Puerto Rico") and is based on information in publicly available documents. This information has not been independently verified and it should be noted that municipal issuers may not be subject to the same disclosure requirements as other bond issuers, and any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth or its issuers since the date of its preparation. Any such change(s) may adversely affect the Commonwealth's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected Commonwealth financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of municipal securities issued by the Commonwealth, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, "Puerto Rico Municipal Securities") may be negatively affected in the event that an issuer of Puerto Rico Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of Puerto Rico Municipal Securities could affect the market values, marketability and liquidity of many or all Puerto Rico Municipal Securities.

In addition, economic and other conditions within the Commonwealth may affect the credit risk of the Commonwealth's localities, and their political subdivisions, instrumentalities or authorities to the extent that such issuers are reliant upon appropriations from the Commonwealth. Puerto Rico continues to face severe fiscal and economic stress, including substantial budget deficits, which could negatively affect the value of investments in Puerto Rico Municipal Securities. The difficulties encountered by insurers of Puerto Rico Municipal Securities in the wake of the recent financial crisis and other credit and overall market events may also continue to impact Puerto Rico Municipal Securities negatively. Furthermore, recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, mandatory cuts to federal spending known as "sequestration," and continued political gridlock related to the federal government's budget and debt ceiling, may have a materially adverse impact on the Commonwealth's financial condition. Although the full effects of these events remain uncertain, any deterioration in the Commonwealth's financial condition may have a negative effect on the value, marketability and liquidity of Puerto Rico Municipal Securities.

There can be no assurances that the Commonwealth will not continue to face significant fiscal and economic stress or that the economic environment will not worsen, further adversely impacting the Commonwealth's financial condition and the ability of issuers of Puerto Rico Municipal Securities to satisfy the obligations on their outstanding debt.

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Relationship between Puerto Rico and the United States. Puerto Rico's constitutional status is that of a territory of the United States (U.S.), and pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 U.S. states. It differs from the states, however, in its relationship with the U.S. federal government. The people of Puerto Rico are citizens of the U.S. but do not vote in U.S. national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most U.S. federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No U.S. federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax.

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The Economy of Puerto Rico. The economy of Puerto Rico is closely linked to the U.S. economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the U.S. economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. The economy of Puerto Rico also depends, in part, on transfers from the federal government. In fiscal year 2012, aggregate personal income totaled $62.3 billion, including approximately $16.0 billion in transfer payments from the federal government. These federal transfer payments were made to individuals in Puerto Rico under various social programs including Medicaid, Social Security, Veteran's Benefits and U.S. Civil Service Retirement Benefits. The Commonwealth in the past has established policies and programs directed principally at developing the manufacturing and service sectors and expanding and modernizing the Commonwealth's infrastructure. Domestic and foreign investments have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the population.

Puerto Rico's economy experienced a considerable transformation during the second half of the twentieth century, from an agricultural-based economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

The Commonwealth's economy entered into a recession in the fourth quarter of fiscal year 2006. For fiscal years 2009, 2010, and 2011, the real GNP contracted by 3.8%, 3.6% and 1.6%, respectively. For fiscal year 2012, real GNP grew by 0.1%. As of April 2013, the Puerto Rico Planning Board (Planning Board) projected a decrease of 0.4% in the Commonwealth's real GNP for fiscal year 2013 and an increase of 0.2% in the Commonwealth's real GNP for fiscal year 2014.

According to the Puerto Rico Department of Labor, the recession had a significant impact on employment rates in the Commonwealth. From fiscal year 2000 to fiscal year 2013, total employment decreased at an average annual rate of 0.9%, from 1,150,291 to 1,029,019. A reduction in total employment began in the fourth quarter of fiscal year 2007 and has continued consistently through fiscal year 2013. This trend continued during the first two months of fiscal year 2014, as total employment fell at an average rate of 2.3% over the same period in the prior fiscal year. According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey ("Household Survey"), total employment fell by 1.1% in fiscal year 2012 and by 0.6% in fiscal year 2013. The unemployment rate for fiscal year 2012 and for fiscal year 2013 was 15.2% and 14.0%, respectively.

The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. Total employment in the manufacturing sector decreased by 39,800 from fiscal year 2005 to fiscal year 2013. For fiscal years 2009, 2010, 2011, 2012, and 2013, manufacturing employment decreased by 7.0%, 8.7%, 3.0%, 2.6% and 7.1%, respectively. For the first two months of fiscal year 2014, average employment in the sector decreased by 6,300 jobs, or 7.7%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn represents a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector's job shrinkage: the end of the phase-out of the tax benefits afforded by Section 936 of the U.S. Internal Revenue Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and, currently, the effects of the global economic decline. Puerto Rico's manufacturing sector continues to face increased international competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

Puerto Rico has experienced mixed results in the service sector. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitudes of those changes. During the period between fiscal years 2007 and 2012, the gross domestic product (GDP) in this sector, in nominal terms, increased at an average annual rate of 1.2%, while payroll employment in this sector decreased at an average annual rate of 0.4% during that period. In the Puerto Rico labor market, self-employment, which is not accounted for in the non-farm payroll employment survey, represents approximately 15.5% of total employment. According to the Household Survey, most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction. The service sector ranks second to manufacturing in its contribution to GDP. The service sector is also the sector with the greatest amount of employment. Service-sector employment decreased from 565,242 in fiscal year 2007 to 558,000 in fiscal year 2013 (representing 60.4% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2013 represents an increase of 0.8% compared to the prior fiscal year.

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General Risks. Many complex political, social, and economic factors influence the Commonwealth's economy and finances. Such factors may affect the Commonwealth's budget unpredictably from year to year. These factors include, but are not limited to: (i) developments with respect to the U.S. economy as a whole; (ii) developments with respect to the manufacturing and service sectors of the Commonwealth's economy; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; and (v) the impact of the Commonwealth's fiscal and economic policies.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the Commonwealth's fiscal and economic condition. Such factors could have an adverse impact on the Commonwealth's budget and could result in declines, possibly severe, in the value of Puerto Rico Municipal Securities. These factors may also increase future borrowing costs for issuers of Puerto Rico Municipal Securities and impair their ability to pay debt service on their outstanding obligations.

Fiscal Year 2011. The Planning Board's reports on the performance of the Puerto Rico economy for fiscal year 2011 indicate that real GNP decreased 1.6% (an increase of 2.0%) over fiscal year 2010. Nominal GNP was $65.6 billion in fiscal year 2011 ($48.3 billion in 2005 prices), compared to $64.3 billion in fiscal year 2010. Aggregate personal income increased from $60.0 billion in fiscal year 2010 to $61.6 billion in fiscal year 2011, and personal income per capita increased from $16,078 in fiscal year 2010 to $16,611 in fiscal year 2011.

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According to the Household Survey, total employment for fiscal year 2011 averaged 1,046,719, a decrease of 28,200, or 2.6%, from the previous fiscal year. The unemployment rate for fiscal year 2011 was 16.2%, a slight reduction from 16.3% for fiscal year 2010.

Among the variables that contributed to the decrease in GNP was the continuous contraction of the manufacturing sector and the significant increase in the price of oil, which increased by 18.9%.

Fiscal Year 2012. The Planning Board's preliminary reports on the performance of the Puerto Rico economy for fiscal year 2012 indicate that real GNP increased 0.1% (an increase of 5.9%) over fiscal year 2011. Nominal GNP was $69.5 billion in fiscal year 2012, compared to $65.6 billion in fiscal year 2011. Aggregate personal income increased from $61.6 billion in fiscal year 2011 to $62.3 billion in fiscal year 2012, and personal income per capita increased from $16,611 in fiscal year 2011 to $16,934 in fiscal year 2012.

According to the Household Survey, total employment for fiscal year 2012 averaged 1,035,465, a decrease of 1.1% compared to the previous fiscal year. The unemployment rate for fiscal year 2012 was 15.2%, down from 16.2% in fiscal year 2011.

Forecast for Fiscal Years 2013 and 2014. In April 2013, the Planning Board released its revised GNP forecast for fiscal year 2013 and fiscal year 2014. The Planning Board revised its GNP forecast for fiscal year 2013 from a projected growth of 1.1% to a decline of 0.4%. The Planning Board's revised forecast for fiscal year 2013 took into account the estimated effects on the Puerto Rico economy of the United States budget sequestration, the end of federal funds from the American Recovery and Reinvestment Act of 2009, the impact of the initial phase of tax reform, the recent initiatives to promote private employment creation, and the end of the Commonwealth's stimulus plan. The revised forecast also considered the effect on the Puerto Rico economy of general and global economic conditions, the U.S. economy, the volatility of oil prices, interest rates, and the behavior of local exports, including expenditures by visitors. The Planning Board's forecast projects an increase in GNP of 0.2% in fiscal year 2014. The Planning Board's forecast for fiscal year 2014 took into account the estimated effect of the projected growth of the U.S. economy, tourism activity, personal consumption expenditures, federal transfers to individuals and the acceleration of investment in construction.

Recent Reforms. In February 2013, the Commonwealth amended Act 154-2012 (Act 154), which imposes an excise tax on the acquisition of certain manufacturing products produced and services rendered in Puerto Rico. The amendment extended the effective period of the excise tax until December 31, 2017 and reset the excise tax rate to a fixed 4% commencing on July 1, 2013. It is projected that for fiscal year 2014, revenues from Act 154 will amount to $1.956 billion and constitute approximately 20.5% of the total revenues of the General Fund.

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In June 2013, the Commonwealth adopted significant reforms to its tax laws to broaden the tax base and increase its revenues. These changes included an increase in certain income taxes and a limitation of certain deductions applicable to corporations; increase in the taxes paid by self-employed professionals; a limitation on mortgage interest deductions; a moratorium on certain tax credits; an increase in the excise tax on tobacco products; an additional 1% tax on insurance underwriting premiums; the imposition of a sales and use tax on certain business-to-business transactions; the elimination of certain exemptions to the sales and use tax on purchases made by certain entities; and the elimination of the resellers certificate exempting resellers from paying sales and use tax on their purchases and its substitution with a new credit system for such taxes paid.

Although these measures are designed to generate additional revenues that would assist the Commonwealth in meeting its obligations and reducing its deficits, there can be no guarantee that these reforms will meet their objectives or prevent the Commonwealth from defaulting on its obligations. In addition, it is possible that these measures may create additional pressure on the Commonwealth's economy, which could harm the value of any or all Puerto Rico Municipal Securities.

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Structural Budget Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was approximately $2.9 billion. In fiscal year 2012, the budget deficit was approximately $2.4 billion. Preliminary results for fiscal year 2013 show that the Commonwealth was able to reduce its deficit to approximately $1.3 billion. The budget for fiscal year 2014 contemplates a further reduction of the deficit to $820 million, which will be financed by a refinancing of $575 million of general obligation debt service payments and $245 million of new borrowings. Although the Commonwealth continues to pursue deficit reduction policies, the Commonwealth's ability to continue to reduce its deficit will depend in part on its ability to continue increasing revenues and reducing expenditures, which in turn depends on several factors, including improvements in economic conditions.

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Results for Fiscal Year 2011. General Fund total revenues for fiscal year 2011 were approximately $8.3 billion. This represents an increase of $311 million, or 3.9% from fiscal year 2010. The increase in General Fund revenues was due primarily to an increase of $170.1 million in tax withholdings from non-residents and the collection of $677.6 million as a result of the new temporary excise tax and the expansion of the taxation of certain foreign persons. This increase was partially offset by a $406.5 million decline in collections from income tax on individuals as a result of tax reform and current economic conditions.

General Fund total expenditures for fiscal year 2011 were approximately $10.1 billion, consisting of nearly $9.1 billion of operating expenditures, $267 million in Puerto Rico Building Authority ("PBA") rental payments and $801.8 million of other financing uses (principally debt service payments). The total expenditures exceeded total revenues by approximately $1.8 billion, or 21.6%. The difference between revenues and expenses for fiscal year 2011 was covered principally by Puerto Rico Sales Tax Financing Corporation ("COFINA") bonds.

 Results for Fiscal Year 2012. General Fund total revenues for fiscal year 2012 were approximately $8.8 billion. This represents an increase of $440 million, or 5.3%, from fiscal year 2011. The increase in General Fund revenues was due mainly to an increase of approximately $1.2 billion in excise tax revenues. This increase was partially offset by a $353 million decrease in income taxes collected and a $200 million decrease due to the expiration of the Commonwealth's special property tax.

GeneralFund total expenses for fiscal year 2012 were nearly $11.2 billion, consisting of $9.9 billion of operating expenditures, $331 million in rent payments to the PBA, and $915.9 million of other financing uses (principally debt service payments). These expenses were $1 billion, or 10% higher than in fiscal year 2011. For fiscal year 2012, the difference between total revenues and expenses was covered with $952 million worth of proceeds from COFINA bonds, $839.8 million of debt restructuring, and other financing sources including lines of credit from the Government Development Bank for Puerto Rico ("GDB").

Preliminary Results for Fiscal Year 2013. Preliminary General Fund total revenues for fiscal year 2013 are expected to be approximately $8.7 billion. Preliminary total expenditures for fiscal year 2013 are expected to be approximately $10 billion, consisting of $8.7 billion in operating expenditures, $383 million in PBA rental payments and $880.8 million of other financing (principally debt service payments). This represents a decrease of nearly $1.2 billion in expenditures from fiscal year 2012. Certain recurring expenses for fiscal year 2013 were funded from non-General Fund sources, including a $105 million carry-forward surplus reserve from prior years from the Department of Education, and $31 million in excess sick-leave liquidations for the Puerto Rico Police.

Fiscal Stabilization Plan. In 2009, the Commonwealth began implementation of a comprehensive fiscal stabilization plan (the "Fiscal Plan") aimed at protecting its credit and investment-grade ratings. The Fiscal Plan aims to achieve a balanced budget on or before fiscal year 2016. The Fiscal Plan's proposed measures include increasing tax revenues and reducing spending; reforming the Commonwealth's Employees Retirement System and Teachers Retirement System; reforming the Commonwealth's public corporations with the aim of making them self-sufficient and not reliant on budgetary subsidies from the Commonwealth; Commonwealth Office of Management and Budget spending controls; and improving government efficiency.

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 Budget for Fiscal Year 2013.The enacted budget for fiscal year 2013 provided for total resources of $15.6 billion, of which $9.1 billion were General Fund resources. Of these resources, $8.5 billion came from internal sources including $2.1 billion from personal income taxes, $1.6 billion from corporate income taxes, and $691 million from sales and use taxes. The 2013 budget provided for total expenditures of $15.6 billion, of which $9.1 billion corresponded to the General Fund. For fiscal year 2013, major appropriations from the General Fund included over $3.1 billion for education programs, $1.3 billion for health services and $1.5 billion for public safety and protection. Proceeds from COFINA bonds totaling approximately $332.7 million were used to bridge the gap between General Fund resources and expenditures.

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 Budget for Fiscal Year 2014. The 2014 budget provides for total resources of nearly $16 billion, of which approximately $9.8 billion are General Fund resources. These General Funds resources include $245 million in deficit financing.

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The most significant differences between thebudgets for fiscal years 2014 and 2013 arise primarily from the projected collections from Sales Tax (up $280.0 million, attributable mainly to the elimination of certain Sales Tax exemptions), corporate income tax (up $466.0 million), withholding taxes on non-residents (down $122.0 million), alcoholic beverage taxes (down $6.0 million), excise taxes (up $238.0 million), and personal income taxes (down $19.0 million).

The budget for fiscal year 2014 provides for total expenditures of approximately $16 billion (of which nearly $9.8 billion correspond to the General Fund), consisting of $4.6 billion for education, $3.1 billion for welfare, $1.7 billion for public safety and protection, and $6.6 billion for other expenses, expecting a $159 million year-end balance. The increase in proposed budget General Fund expenses for fiscal year 2014 totals $688 million. The main drivers of this increase are incremental debt service, additional contributions to government employee retirement systems, increases in funding for the University of Puerto Rico; and an increase in the budget of the Department of Education, which operated partially during fiscal year 2013 with a non-recurring, carry-forward surplus reserve from prior fiscal years.

Public Sector Debt. The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceed 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation. The Commonwealth's policy has been and continues to be to manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products.

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 Commonwealth Debt. As of June 30, 2013, the Commonwealth had approximately $70.04 billion in public-sector debt outstanding, of which approximately $20.28 billion was related to the Commonwealth's General Fund. Public-sector debt is primarily payable from Commonwealth or municipal taxes, Commonwealth appropriations and rates charged by public corporations for services or products, as well as debt payable from other sources. As a result of the Commonwealth's outstanding general obligation bonds, appropriation bonds and certain other guaranteed debt, the Commonwealth is expected to incur debt service requirements of $1.16 billion in fiscal year 2013, $1.16 billion in fiscal year 2014, and $1.22 billion in fiscal year 2015. These figures may not represent the amount appropriated for debt service by the Commonwealth in a given year.

Retirement Systems. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the Employees Retirement System), the Puerto Rico System of Annuities and Pensions for Teachers (the Teachers Retirement System), the Commonwealth Judiciary Retirement System (the Judiciary Retirement System), the Retirement System of the University of Puerto Rico (the University Retirement System) and the Employees Retirement System of Puerto Rico Electric Power Authority (the Electric Power Authority Retirement System). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities.

The University Retirement System and the Electric Power Authority Retirement System cover employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University's revenues is derived from legally mandated legislative appropriations.

As of June 30, 2013, the total number of participants in the three government retirement systems funded principally with government appropriations was as follows: Employees Retirement System, 260,497; Teachers Retirement System, 80,707; and Judiciary Retirement System, 818. The three systems are funded principally by contributions made by employers (the Commonwealth, public corporations, and municipalities) and employees, as well as investment income. The Commonwealth central government is responsible for approximately 59% of total employer contributions to the Employees Retirement System, and the other 41% is the responsibility of public corporations and municipalities. The Commonwealth central government is also responsible for 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively.

 One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three government retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System) that are funded principally with budget appropriations from the Commonwealth's General Fund. As of June 30, 2012, the date of the latest actuarial valuations of the retirement systems, the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $26.4 billion, $10.3 billion and $358 million, respectively, and the funded ratios were 4.5%, 17.0% and 14.1%, respectively.

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On April 4, 2013, the Commonwealth enacted comprehensive reforms of the Employees Retirement System, the largest of the three public retirement funds funded primarily with budget appropriations from the General Fund. The reforms adopted in this legislation include (i) freezing and grandfathering of benefits that accrued prior to July 1, 2013; (ii) amending of the formulas used to calculate retirement benefits; (iii) adoption of a system of paying benefits in the form of a lifetime annuity, rather than a lump sum; (iv) elimination of "merit pensions," which provide more extensive benefits to employees with a certain number of years of service; (v) increasing the retirement age for certain classes of participants; (vi) increasing employee contributions; (vii) elimination or reduction of various benefits granted by special laws; (viii) increasing the minimum monthly pension for existing retirees; and (ix) elimination or modification of other benefits, including disability and survivor benefits. The constitutionality of these reforms was upheld by the Puerto Rico Supreme Court after it was challenged in several lawsuits brought by participants of the Employees Retirement System.

The Commonwealth also enacted legislation that provides for incremental annual contributions from employers (including municipalities and certain public corporations), beginning in fiscal year 2014 and up to fiscal year 2033. These contributions, the levels of which will be determined on an annual basis, will supplement the statutory rates of employer contributions adopted in 2011.

Enactment of these reforms has improved the outlook of the Employees Retirement System. Prior to enactment, it was projected that the Employees Retirement System's assets would have been depleted by fiscal year 2019, with an average annual cash funding shortfall of $905 million between fiscal year 2019 and fiscal year 2043. Based on current census data, expectations of market conditions, and other actuarial information, the Commonwealth believes that these reforms should improve the outlook of the Employees Retirement System's current and future obligations.

As a result of the 2013 reforms, the Employees Retirement System is expected to experience decreasing funding shortfalls over the coming years. The funding shortfall for the Employees Retirement System is expected to be $806 million in fiscal year 2013. In fiscal year 2014, during which the 2013 reforms will take effect, the funding shortfall is expected to be $524 million.

The 2013 reforms do not address the underfunding of the Teachers Retirement System or the Judiciary Retirement System, though the Commonwealth is evaluating options for addressing the funding shortfall of the Teachers RetirementSystem. Based on current employer and member contributions to these two systems, the unfunded actuarial accrued liability will continue to increase significantly, with a corresponding decrease in the funded ratio. The current annual contributions are not sufficient to fund pension benefits, and thus, are also insufficient to amortize the unfunded actuarial accrued liability. Because annual benefit payments and administrative expenses of the retirement systems have been significantly larger than annual employer and member contributions, the retirement systems have been forced to use investment income, borrowings and sale of investment portfolio assets to cover funding shortfalls. The funding shortfall (basic system benefits, administrative expenses and debt service in excess of contributions) for fiscal year 2013 for the Teachers Retirement System and the Judiciary Retirement System is expected to be approximately $334 million and $9 million, respectively. For fiscal year 2014, the funding shortfall is expected to be $331 million and $10 million, respectively. The assets of the Teachers Retirement System and Judiciary Retirement System are expected to continue to decline.

Based on the assumptions used in the latest actuarial valuations, including the expected continued funding shortfalls: (i) the Teachers Retirement System would deplete its net and gross assets by fiscal year 2021; and (ii) the Judiciary Retirement System would deplete its net and gross assets by fiscal year 2019. The years for actual depletion of the assets could vary depending on how actual results differ from the assumptions used in the actuarial valuations, as well as based on any future changes to the contribution and benefits structures of the retirement systems.

Since the Commonwealth and other participating employers (such as municipalities and participating public corporations) are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. It is estimated that the Commonwealth would be responsible for approximately 74% of the combined annual funding deficiency of the three retirement systems, with the balance being the responsibility of the municipalities and participating public corporations.

The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits, which amounted to $250 million for fiscal year 2012 and $257 million for fiscal year 2013, are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way pension benefits are calculated. Based on the latest actuarial valuations, as of June 30, 2012, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was $2.9 billion.

Failure to further address the retirement systems' funding deficiencies, the continued use of investment assets to pay benefits as a result of funding shortfalls, and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems' assets and a significant increase in the unfunded actuarial accrued liability.

Litigation. The Commonwealth and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the Commonwealth is involved in certain other legal proceedings (described in the Commonwealth's recent Official Statements) that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments. However, the Commonwealth estimates its total exposure for pending and threatened litigation, if decided against the Commonwealth, to be approximately $2.7 billion.

The Commonwealth is a defendant in two lawsuits (one in a local court and one in federal court) brought by certain Federally Qualified Health Centers ("FQHC") seeking to recover nearly $800 million in Medicaid wraparound payments that the Commonwealth failed to make. After several appeals, five judgments have been entered totaling approximately $110.38 million in favor of 16 FQHCs and $1.33 million owed to the Commonwealth by one of the FQHCs. One judgment is still pending appeal. With respect to the federal case, litigation is ongoing. As of June 30, 2013, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

The Commonwealth is also a defendant in a class-action lawsuit initiated in 1980 by parents of special-education students, alleging that the Commonwealth failed to provide legally required special education services. Since 2002, the Commonwealth has been subject to daily fines arising from its noncompliance. Individual claims for damages are still pending. As of June 30, 2013, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

Municipal Downgrades and Insolvency. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and insolvency, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a fund's investments.

Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the Commonwealth, its localities, their political subdivisions, instrumentalities or authorities fail to sell bonds at anticipated times or rates, these issuers could experience significantly increased costs and weaker overall cash positions, which could jeopardize their ability make required payments on their outstanding debt obligations.

Bond Ratings. As of October 28, 2013, Moody's Investor Services, Inc. assigned Puerto Rico's general obligation debt a rating of "Baa3" with a negative outlook.

As of October 28, 2013, Standard & Poor's Rating Services assigned Puerto Rico's general obligation debt a rating of "BBB-" with a negative outlook.

As of October 28, 2013, Fitch, Inc. assigned Puerto Rico's general obligation debt a rating of "BBB-" with a negative outlook.

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Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

FMR may enter into trading services agreements with its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Fidelity Investments Money Management, Inc. (FIMM).

The Selection of Securities Brokers and Dealers

FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute a fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

FIMM may enter into trading services agreements with FMR or its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIMM) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for a fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal years ended February 28, 2014, February 28, 2013, and February 29, 2012, each fund paid no brokerage commissions.

During the fiscal year ended February 28, 2014, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2013, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION


NAV is the value of a single share. For a non-multiple class fund, NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. For a multiple class fund, NAV is computed by adding a class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee to fulfill these oversight responsibilities.

FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Shares of open-end investment companies (including any underlying money market central funds) held by a fund are valued at their respective NAVs.

Other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying money market central fund, are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. To the extent that each fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and for Fidelity California AMT Tax-Free Money Market Fund from the federal alternative minimum tax (AMT). Neither FMR nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal AMT, although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

California Tax Matters. As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and any long-term capital gain distributions will be taxed as capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. Corporate taxpayers should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from California corporate income tax.

Capital Gain Distributions. Each fund may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.

As of February 28, 2014, Fidelity California Municipal Money Market Fund had an aggregate capital loss carryforward of approximately $291,315. This loss carryforward, all of which will expire on February 28, 2019, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.


Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

 Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)

Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)

Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
	Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)

Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended February 28, 2014, the committee held 13 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended February 28, 2014, the committee held four meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended February 28, 2014, the committee held three meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended February 28, 2014, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity California AMT Tax-Free Money Market Fund	none	none
Fidelity California Municipal Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity California AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity California Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity California AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity California Municipal Money Market Fund	none	none	$1 - $10,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000


The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended February 28, 2014, or calendar year ended December 31, 2013, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson

Fidelity California AMT Tax-Free Money Market Fund	$ 422	$ 525	$ 423	$ 427

Fidelity California Municipal Money Market Fund	$ 2,728	$ 3,397	$ 2,739	$ 2,755

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 391,500	$ 483,000	$ 393,000	$ 395,500

AGGREGATE COMPENSATION FROM A FUND	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe

Fidelity California AMT Tax-Free Money Market Fund	$ 419	$ 452	$ 478	$ 419

Fidelity California Municipal Money Market Fund	$ 2,712	$ 2,927	$ 3,094	$ 2,712

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 389,000	$ 419,000	$ 441,750	$ 389,000

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by Fidelity.


A Reflects compensation received for the calendar year ended December 31, 2013 for 223 funds of 31 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of February 28, 2014, the Trustees and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or a fund, as applicable:

Class Name	Owner Name	City	State	Ownership %
Fidelity California AMT Tax-Free Money Market Fund: Institutional Class	Wood	Camarillo	CA	6.60%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Cartotto	Valencia	CA	45.76%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Mancini	San Diego	CA	43.00%
Fidelity California AMT Tax-Free Money Market Fund: Service Class	Horton	Newport Beach	CA	7.64%

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses (for Fidelity California Municipal Money Market Fund). In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund, or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management-Related Expenses (for Fidelity California AMT Tax-Free Money Market Fund). Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, brokerage commissions and other costs with the connection with the purchase or sale of securities and other investment instruments, fees and expenses of the independent trustees, transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

FMR and Fidelity California AMT Tax-Free Money Market Fund, on behalf of the retail class of the fund, have entered into a 35 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses) of the retail class to 0.35%. This Expense Contract may not be amended to increase the fees or expenses payable by the retail class except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of the retail class.

Management Fees. For the services of FMR under the management contract, Fidelity California AMT Tax-Free Money Market Fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The management fee paid to FMR by Fidelity California AMT Tax-Free Money Market Fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

For the services of FMR under the management contract, Fidelity California Municipal Money Market Fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040	1,450.1132
782	-		860.1020	1,500.1125
860	-		946.1000	1,550.1117
946	-		1,041.0980	1,600.1110
1,041	-		1,145.0960	1,650.1103
1,145	-		1,260.0940	1,700.1096
1,260	-		1,386.0920	1,750.1089
1,386	-		1,525.0900	1,800.1083
1,525	-		1,677.0880	1,850.1077
1,677	-		1,845.0860	1,900.1070
Over			1,845.0840	1,950.1065
				2,000.1059

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,562 billion of group net assets - the approximate level for February 2014 - was 0.1115%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,562 billion.

The individual fund fee rate for Fidelity California Municipal Money Market Fund is set forth in the following table. Based on the average group net assets for February 2014, the fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Fidelity California Municipal Money Market Fund	0.1115%	+	0.2500%	=	0.3615%

One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for Fidelity California AMT Tax-Free Money Market Fund.

Fund	Fiscal Years Ended	Amount of Credits Reducing Management Fees	Management Fees Paid to FMR
Fidelity California AMT Tax-Free Money Market Fund	February 28, 2014	$ 2,348	$ 1,922,561
	February 28, 2013	$ 3,402	$ 2,364,217
	February 29, 2012	$ 927	$ 2,952,189
Fidelity California Municipal Money Market Fund	February 28, 2014	--	$ 23,231,741
	February 28, 2013	--	$ 20,768,215
	February 29, 2012	--	$ 19,215,440



FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. FMR, and not the funds, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

D. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of the non-multiple class fund offered through the prospectus to which this SAI relates or one class of shares of the multiple class fund offered through the prospectus to which this SAI relates.

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of the non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of the multiple class fund offered through the prospectus to which this SAI relates.

Each fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency services. Citibank in turn has entered into sub-transfer agent agreements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services for Fidelity California Municipal Money Market Fund, FIIOC receives a position fee and an asset-based fee with respect to each position in the fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets.

For providing transfer agency services for Fidelity California AMT Tax-Free Money Market Fund, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each account in the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, Citibank receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has also entered into a service agent agreement with Citibank. Under the terms of the agreements, Citibank provides pricing and bookkeeping services for each fund. Citibank in turn has entered into sub-service agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0156% of the first $500 million of average net assets, 0.0078% of average net assets between $500 million and $10 billion, 0.0041% of average net assets between $10 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

For Fidelity California AMT Tax-Free Money Market Fund, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with the fund.

Pricing and bookkeeping fees paid by Fidelity California Municipal Money Market Fund to FSC for the past three fiscal years are shown in the following table.

Fund	2014	2013	2012
Fidelity California Municipal Money Market Fund	$ 538,711	$ 482,878	$ 448,790

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market are funds of Fidelity California Municipal Trust II, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are two funds offered in the trust: Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Fidelity California Municipal Money Market Fund shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

A full list of holdings may be obtained from each fund more frequently, including daily, upon request. A full list of each fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. A fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended February 28, 2014, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Fidelity California Municipal Trust II
Post-Effective Amendment No. 43

PART C. OTHER INFORMATION

Item 28. Exhibits

(a) (1) Amended and Restated Trust Instrument, dated July 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 23.

(2) Certificate of Amendment of the Trust Instrument, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 25.

(b) Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust's (File No. 002-77909) Post-Effective Amendment No. 62.

(c) Not applicable.

(d) (1) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Management & Research Company and Fidelity California Municipal Money Market Fund is filed herein as Exhibit (d)(1).

(2) Amended and Restated Management Contract, dated April 1, 2007, between Fidelity Management & Research Company Fidelity California AMT Tax-Free Money Market Fund is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 41.

(3) Sub-Advisory Agreement, dated December 30, 1991, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Fidelity California Tax-Free Money Market Portfolio (currently known as Fidelity California Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 11.

(4) Sub-Advisory Agreement, dated April 18, 1994, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Spartan California Municipal Money Market Portfolio (currently known as Fidelity California AMT Tax-Free Money Market Fund) is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 11.

(5) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(6) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(70) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 245.

(7) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(36) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(8) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(74) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 245.

(9) Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(32) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 74.

(10) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(78) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 245.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity California AMT Tax-Free Money Market Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity California Municipal Money Market Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 31.

(3) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 29.

(4) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 31.

(5) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 31.

(f) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through January 1, 2010, is incorporated herein by reference to Exhibit (f) of Fidelity Fixed-Income Trust's (currently known as Fidelity Salem Street Trust's) (File No. 002-41839) Post-Effective Amendment No. 137.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and the Registrant are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(2) Appendix A, dated October 30, 2013, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(6) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 140.

(3) Appendix B, dated April 24, 2013, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(11) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 231.

(h) 35 Basis Point Expense Contract, dated April 1, 2007, between Fidelity California Municipal Trust II on behalf of Fidelity California AMT Tax-Free Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 34.

(i) Legal Opinion of Dechert LLP, dated April 25, 2014, is filed herein as Exhibit (i).

(j) Consent of PricewaterhouseCoopers LLP, dated April 23, 2014, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity California Municipal Money Market Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 20.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan California Municipal Money Market Fund (currently known as Fidelity California AMT Tax-Free Money Market Fund) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 20.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity California AMT Tax-Free Money Market Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 30.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity California AMT Tax-Free Money Market Fund: Service Class is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 30.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for State-Specific AMT Tax-Free Money Market Funds, dated April 17, 2007, on behalf of Fidelity California Municipal Trust II on behalf of Fidelity California AMT Tax-Free Money Market Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity California Municipal Trust II's (File No. 033-42890) Post-Effective Amendment No. 30.

(2) Schedule I, dated April 17, 2007, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for State-Specific AMT Tax-Free Money Market Funds, dated April 17, 2007, on behalf of Fidelity California Municipal Trust II on behalf of Fidelity California AMT Tax-Free Money Market Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity California Municipal Trust II's (File No. 033-42890) Post-Effective Amendment No. 30.

(p) (1) The 2014 Code of Ethics, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 131.

Item 29. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

Jacques P. Perold	President of FMR; President and Director of FIMM; Director of SelectCo (2013).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FRAC, FIMM, and FMR H.K. Previously served as Compliance Officer of FMR Japan (2013), FMR U.K. (2013), and Strategic Advisers, Inc. (2013).

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc, and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Markus K.E. Eichacker	Chairman of the Board (2012), President (2012), Chief Executive Officer (2012), Chief Investment Officer, Director, and Managing Director of Research of FMR H.K.

Robert S. Bao	Director of FMR H.K. (2012).

Christopher S. Bartel	President (2012), Chief Executive Officer (2012), and Director (2012) of FMR Japan; Director of FMR H.K. (2012).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FRAC, FIMM, and FMR H.K. Previously served as Compliance Officer of FMR Japan (2013), FMR U.K. (2013), and Strategic Advisers, Inc. (2013).

Michael D. Kopfler	Director of FMR H.K. (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

Sharon Yau Lecornu	Director; Director of Investment Services-Asia of FMR H.K.

Tricor Corporate Secretary Limited	Secretary of FMR H.K.

(3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Christopher S. Bartel	President (2012), Chief Executive Officer (2012), and Director (2012) of FMR Japan; Director of FMR H.K. (2012).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Koichi Iwabuchi	Compliance Officer of FMR Japan (2013).

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc, and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Takeya Suzuki	Director of FMR Japan; Managing Director of Research, Japan of FMR Japan.

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(4) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	President (2013), Chief Executive Officer (2013), Director (2012), Chief Investment Officer-Fixed-Income/U.K. (2012), and Managing Director, Research (2012) of FMR U.K.

Matthew Born	Director (2013) and Managing Director, Research (2013) of FMR U.K.

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K.

Timothy M. Cohen	Director (2013) and Chief Investment Officer - Equity (2013) of FMR U.K.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

David Hamlin	Managing Director, Research of FMR U.K.

John B. McHale	Managing Director, Research of FMR U.K.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc, and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Adrian James Tyerman	Compliance Officer of FMR U.K. (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Jacques P. Perold	President of FMR; President and Director of FIMM; Director of SelectCo (2013).

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Kenneth Robins	Executive Vice President of FIMM (2013).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FRAC, FIMM, and FMR H.K. Previously served as Compliance Officer of FMR Japan (2013), FMR U.K. (2013), and Strategic Advisers, Inc. (2013).

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc, and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Inc. (FMR Japan)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity Research & Analysis Company (FRAC)
245 Summer Street
Boston, MA 02210

Fidelity SelectCo, LLC (SelectCo)
1225 17th Street
Denver, CO 80202-5541

Fidelity Investments Money Management, Inc. (FIMM)
245 Summer Street
Boston, MA 02210

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo 105-6019, Japan

Strategic Advisers, Inc.
245 Summer Street
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Corporation (FDC)
100 Salem Street
Smithfield, RI 02917

Item 32. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Fund, Fidelity Commodity Strategy Central Fund, and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Anthony Castella	Controller	None
Scott Couto	President and Director	None
Natalie Kavanaugh	Chief Legal Officer	None
Harris Komishane	Chief Financial Officer	None
William F. Loehning	Executive Vice President	None
Steven Schiffman	Treasurer	None
Richard Siegelman	Chief Compliance Officer	None
Peter D. Stahl	Secretary (2013)	None
Brian C. McLain	Assistant Secretary (2013)	None

* 100 Salem Street, Smithfield, RI

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds' custodian, Citibank, N.A., 111 Wall Street, New York, NY.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of April 2014.

Fidelity California Municipal Trust II
	By	/s/Stephanie J. Dorsey
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	April 28, 2014
Stephanie J. Dorsey		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	April 28, 2014
Christine Reynolds		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	April 28, 2014
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	April 28, 2014
Elizabeth S. Acton

/s/James C. Curvey	*	Trustee	April 28, 2014
James C. Curvey

/s/Albert R. Gamper, Jr.	*	Trustee	April 28, 2014
Albert R. Gamper, Jr.

/s/Robert F. Gartland	*	Trustee	April 28, 2014
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	April 28, 2014
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	April 28, 2014
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	April 28, 2014
James H. Keyes

/s/Marie L. Knowles	*	Trustee	April 28, 2014
Marie L. Knowles

/s/Kenneth L. Wolfe	*	Trustee	April 28, 2014
Kenneth L. Wolfe

*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to powers of attorney dated August 1, 2013 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS our hands on this first day of August 2013.

/s/James C. Curvey	/s/Michael E. Kenneally
James C. Curvey	Michael E. Kenneally
/s/Albert R. Gamper, Jr.	/s/James H. Keyes
Albert R. Gamper, Jr.	James H. Keyes
/s/Robert F. Gartland	/s/Marie L. Knowles
Robert F. Gartland	Marie L. Knowles
/s/Arthur E. Johnson	/s/Kenneth L. Wolfe
Arthur E. Johnson	Kenneth L. Wolfe

POWER OF ATTORNEY

I, the undersigned Director or Trustee of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned serves as Director or Trustee (collectively, the "Funds"), hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS my hand on this first day of August 2013.

/s/Elizabeth S. Acton
Elizabeth S. Acton